UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06351
Green Century Funds
(Exact name of registrant as specified in charter)

114 State Street
Suite 200
Boston, MA 02109
(Address of principal executive offices)
Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 482-0800
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Item 1. Report to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Green Century Balanced Fund
Individual Investor Class/GCBLX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Individual Investor Class/GCBLX)	$139	1.32%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The fund’s performance during the reporting period was influenced by a more cautious equity allocation in the early months, which served as a headwind to relative performance as equity markets grinded higher. However, entering 2026, the fund repositioned toward a more risk-on allocation based on expectations for a supportive macroeconomic environment and continued strength in corporate earnings. While this shift contributed positively to relative performance, it was not sufficient to fully offset the earlier drag, resulting in the fund modestly underperforming its benchmark for the period from August 1, 2025 through July 31, 2026.
Within equities, performance was influenced by broader market participation than the highly concentrated market environment of prior years, with gains spread across many companies. The Energy sector had volatile but high returns, driven by the impact of global conflicts on fossil fuel prices. Despite this relative performance headwind, the Fund’s tilt toward high-quality companies led to outperformance in other sectors and allowed our equity exposure to keep pace with the benchmark return for the year.
The fixed income portfolio modestly outperformed the Bloomberg US Intermediate Credit Index year-to-date (12/31/2025- 7/31/2026), generating 1.8 bps of excess return. Performance was driven primarily by issuer selection, with strong contributions from holdings in Services, Financial Services, and Basic Industry. Sector positioning was a headwind. The portfolio maintained below-benchmark exposure to several of the strongest-performing sectors, particularly Energy and Utilities. One of the defining macro themes of 2026 has been the surge in electricity demand driven by AI data center buildout, which has had a direct and meaningful impact on Energy and Utility credit supported by ongoing investment in power infrastructure, increased financing activity, and growing demand from data center development. Overweights in Real Estate and select financial issuers provided a partial offset. Duration and curve positioning were modestly positive for performance, although most of the excess return came from issuer-specific positions rather than broader market exposures. Trading activity had a small negative impact, reflecting normal portfolio repositioning during the period. Overall, the period was characterized by strong security selection offset by unfavorable sector allocation. While underweights to Energy and Utilities detracted from relative returns, issuer selection across several sectors more than compensated, resulting in modest outperformance versus the benchmark.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Individual Investor Class/GCBLX)	11.08%	4.41%	8.00%
S&P Composite 1500[1,2]	19.97%	12.49%	14.72%
Lipper Balanced[3]	12.84%	6.04%	8.19%
Custom Index[4,5]	13.19%	8.20%	9.96%
Custom Balanced Index[6]	13.02%	8.02%	9.70%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index.
[6]
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$374 mil.
Total number of portfolio holdings	451
Total advisory fees paid (net)	$1.9 mil.
Portfolio turnover rate as of the end of the reporting period	62%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Apple, Inc.	5.0%
Microsoft Corporation	4.5%
Alphabet, Inc., Class A	4.2%
Mastercard, Inc., Class A	2.3%
Bank of America Corporation	1.7%
Costco Wholesale Corporation	1.6%
PNC Financial Services Group, Inc. (The)	1.6%
TJX Companies, Inc. (The)	1.5%
Broadcom, Inc.	1.4%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Balanced Fund
Institutional Class/GCBUX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Institutional Class/GCBUX)	$108	1.02%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The fund’s performance during the reporting period was influenced by a more cautious equity allocation in the early months, which served as a headwind to relative performance as equity markets grinded higher. However, entering 2026, the fund repositioned toward a more risk-on allocation based on expectations for a supportive macroeconomic environment and continued strength in corporate earnings. While this shift contributed positively to relative performance, it was not sufficient to fully offset the earlier drag, resulting in the fund modestly underperforming its benchmark for the period from August 1, 2025 through July 31, 2026.
Within equities, performance was influenced by broader market participation than the highly concentrated market environment of prior years, with gains spread across many companies. The Energy sector had volatile but high returns, driven by the impact of global conflicts on fossil fuel prices. Despite this relative performance headwind, the Fund’s tilt toward high-quality companies led to outperformance in other sectors and allowed our equity exposure to keep pace with the benchmark return for the year.
The fixed income portfolio modestly outperformed the Bloomberg US Intermediate Credit Index year-to-date (12/31/2025- 7/31/2026), generating 1.8 bps of excess return. Performance was driven primarily by issuer selection, with strong contributions from holdings in Services, Financial Services, and Basic Industry. Sector positioning was a headwind. The portfolio maintained below-benchmark exposure to several of the strongest-performing sectors, particularly Energy and Utilities. One of the defining macro themes of 2026 has been the surge in electricity demand driven by AI data center buildout, which has had a direct and meaningful impact on Energy and Utility credit supported by ongoing investment in power infrastructure, increased financing activity, and growing demand from data center development. Overweights in Real Estate and select financial issuers provided a partial offset. Duration and curve positioning were modestly positive for performance, although most of the excess return came from issuer-specific positions rather than broader market exposures. Trading activity had a small negative impact, reflecting normal portfolio repositioning during the period. Overall, the period was characterized by strong security selection offset by unfavorable sector allocation. While underweights to Energy and Utilities detracted from relative returns, issuer selection across several sectors more than compensated, resulting in modest outperformance versus the benchmark.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Institutional Class/GCBUX)	11.39%	4.71%	8.18%
S&P Composite 1500[1,2]	19.97%	12.49%	14.72%
Lipper Balanced[3]	12.84%	6.04%	8.19%
Custom Index[4,5]	13.19%	8.20%	9.96%
Custom Balanced Index[6]	13.02%	8.02%	9.70%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index.
[6]
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$374 mil.
Total number of portfolio holdings	451
Total advisory fees paid (net)	$1.9 mil.
Portfolio turnover rate as of the end of the reporting period	62%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Apple, Inc.	5.0%
Microsoft Corporation	4.5%
Alphabet, Inc., Class A	4.2%
Mastercard, Inc., Class A	2.3%
Bank of America Corporation	1.7%
Costco Wholesale Corporation	1.6%
PNC Financial Services Group, Inc. (The)	1.6%
TJX Companies, Inc. (The)	1.5%
Broadcom, Inc.	1.4%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Individual Investor Class/GCEQX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Individual Investor Class/GCEQX)	$130	1.20%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century Equity Fund returned 17.27%, for the one year period ended July 31, 2026. Over the same time period, the S&P 500 Index returned 19.56%. The strongest performing sectors in the Equity Fund were Communication Services, Health Care, and Real Estate which returned 70.25%, 25.03%, 19.96%, respectively. The worst performing sectors were Utilities, Consumer Discretionary, and Consumer Staples, which returned -1.40%, -0.69%, and +8.24% respectively, for the year. Within the S&P 500 Index, Energy, Health Care, and Information Technology were the strongest performing sectors, gaining 41.17%, 26.93%, and 26.22%, respectively. The worst performing sectors were Utilities, Consumer Discretionary, and Consumer Staples, which returned 6.41%, 7.52%, and 10.32%, respectively, for the year.
AI-INFRASTRUCTURE BOOM
U.S. technology and technology-enabled companies remained a primary driver of equity market returns over the trailing twelve months. Continued investment in artificial intelligence, data centers, semiconductors, and digital infrastructure supported strong earnings growth among many large-cap Technology and Communication Services companies, reinforcing the market leadership of innovation-oriented businesses.
ENERGY MARKET VOLATILITY
Energy markets experienced periods of heightened volatility as commodity prices responded to geopolitical developments, shifting supply expectations, and changing global demand trends. While traditional energy companies benefited from episodes of higher oil prices, investor attention increasingly focused on the long-term buildout of electric infrastructure, grid modernization, and energy efficiency solutions needed to support growing power demand from AI and electrification trends.
BROADENING MARKET LEADERSHIP
Unlike prior periods when returns were concentrated in a narrow group of mega-cap companies, market leadership broadened across several sectors during the year. Industrials, Financials, Health Care, and selected infrastructure-oriented businesses contributed more meaningfully to market performance as investors balanced enthusiasm for AI-driven growth with opportunities tied to economic resilience, capital investment, and improving corporate fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Individual Investor Class/GCEQX)	17.27%	10.63%	14.17%
S&P 500 Index	19.56%	12.86%	15.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$799 mil.
Total number of portfolio holdings	336
Total advisory fees paid (net)	$1.6 mil.
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.1%
Microsoft Corporation	10.6%
Alphabet, Inc., Class A	6.7%
Alphabet, Inc., Class C	5.4%
Tesla, Inc.	2.9%
Advanced Micro Devices, Inc.	2.5%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.5%
AbbVie, Inc.	1.5%
Applied Materials, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century Equity Fund
Institutional Class/GCEUX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Institutional Class/GCEUX)	$98	0.90%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century Equity Fund returned 17.62%, for the one year period ended July 31, 2026. Over the same time period, the S&P 500 Index returned 19.56%. The strongest performing sectors in the Equity Fund were Communication Services, Health Care, and Real Estate which returned 70.25%, 25.03%, 19.96%, respectively. The worst performing sectors were Utilities, Consumer Discretionary, and Consumer Staples, which returned -1.40%, -0.69%, and +8.24% respectively, for the year. Within the S&P 500 Index, Energy, Health Care, and Information Technology were the strongest performing sectors, gaining 41.17%, 26.93%, and 26.22%, respectively. The worst performing sectors were Utilities, Consumer Discretionary, and Consumer Staples, which returned 6.41%, 7.52%, and 10.32%, respectively, for the year.
AI-INFRASTRUCTURE BOOM
U.S. technology and technology-enabled companies remained a primary driver of equity market returns over the trailing twelve months. Continued investment in artificial intelligence, data centers, semiconductors, and digital infrastructure supported strong earnings growth among many large-cap Technology and Communication Services companies, reinforcing the market leadership of innovation-oriented businesses.
ENERGY MARKET VOLATILITY
Energy markets experienced periods of heightened volatility as commodity prices responded to geopolitical developments, shifting supply expectations, and changing global demand trends. While traditional energy companies benefited from episodes of higher oil prices, investor attention increasingly focused on the long-term buildout of electric infrastructure, grid modernization, and energy efficiency solutions needed to support growing power demand from AI and electrification trends.
BROADENING MARKET LEADERSHIP
Unlike prior periods when returns were concentrated in a narrow group of mega-cap companies, market leadership broadened across several sectors during the year. Industrials, Financials, Health Care, and selected infrastructure-oriented businesses contributed more meaningfully to market performance as investors balanced enthusiasm for AI-driven growth with opportunities tied to economic resilience, capital investment, and improving corporate fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Institutional Class/GCEUX)	17.62%	10.96%	14.45%
S&P 500 Index	19.56%	12.86%	15.08%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$799 mil.
Total number of portfolio holdings	336
Total advisory fees paid (net)	$1.6 mil.
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.1%
Microsoft Corporation	10.6%
Alphabet, Inc., Class A	6.7%
Alphabet, Inc., Class C	5.4%
Tesla, Inc.	2.9%
Advanced Micro Devices, Inc.	2.5%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.5%
AbbVie, Inc.	1.5%
Applied Materials, Inc.	1.3%
Sector Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Individual Investor Class/GCINX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	$138	1.28%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century MSCI International Index Fund returned 15.12%, for the one year period ended July 31, 2026. Over the same time period, the MSCI World ex USA Index returned 25.00%. The strongest performing sectors in the International Fund were Information Technology, Financials, and Real Estate which returned 75.20%, 24.67%, and 15.65%, respectively. The worst performing sectors were Health Care, Consumer Discretionary, Communication Services, which returned -7.21%, -6.12%, and +1.75% respectively, for the year. Within the MSCI World ex USA Index, Energy, Information Technology, and Financials were the strongest performing sectors, gaining 46.05%, 40.34%, and 39.04%, respectively. The worst performing sectors were Communication Services, Real Estate, and Consumer Discretionary, which returned -3.36%, +9.65%, and +9.78%, respectively, for the year.
AI-INFRASTRUCTURE BOOM
U.S. technology and technology-enabled companies remained a primary driver of equity market returns over the trailing twelve months. Continued investment in artificial intelligence, data centers, semiconductors, and digital infrastructure supported strong earnings growth among many large-cap Technology and Communication Services companies, reinforcing the market leadership of innovation-oriented businesses.
ENERGY MARKET VOLATILITY
Energy markets experienced periods of heightened volatility as commodity prices responded to geopolitical developments, shifting supply expectations, and changing global demand trends. While traditional energy companies benefited from episodes of higher oil prices, investor attention increasingly focused on the long-term buildout of electric infrastructure, grid modernization, and energy efficiency solutions needed to support growing power demand from AI and electrification trends.
BROADENING MARKET LEADERSHIP
Unlike prior periods when returns were concentrated in a narrow group of mega-cap companies, market leadership broadened across several sectors during the year. Industrials, Financials, Health Care, and selected infrastructure-oriented businesses contributed more meaningfully to market performance as investors balanced enthusiasm for AI-driven growth with opportunities tied to economic resilience, capital investment, and improving corporate fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	15.12%	4.15%	7.02%
MSCI World ex USA Index[2]	25.00%	9.62%	9.56%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$174 mil.
Total number of portfolio holdings	188
Total advisory fee paid (net)	$478 k.
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	5.3%
Novartis AG	4.4%
Schneider Electric SE	3.2%
ABB Ltd.	2.7%
Sumitomo Mitsui Financial Group, Inc.	2.5%
Unilever PLC	2.4%
Tokyo Electron Ltd.	2.4%
Hitachi Ltd.	2.3%
Sony Group Corporation	2.2%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

Green Century MSCI International Index Fund
Institutional Class/GCIFX
Annual Shareholder Report | July 31, 2026
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	$106	0.98%
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century MSCI International Index Fund returned 15.47%, for the one year period ended July 31, 2026. Over the same time period, the MSCI World ex USA Index returned 25.00%. The strongest performing sectors in the International Fund were Information Technology, Financials, and Real Estate which returned 75.20%, 24.67%, and 15.65%, respectively. The worst performing sectors were Health Care, Consumer Discretionary, Communication Services, which returned -7.21%, -6.12%, and +1.75% respectively, for the year. Within the MSCI World ex USA Index, Energy, Information Technology, and Financials were the strongest performing sectors, gaining 46.05%, 40.34%, and 39.04%, respectively. The worst performing sectors were Communication Services, Real Estate, and Consumer Discretionary, which returned -3.36%, +9.65%, and +9.78%, respectively, for the year.
AI-INFRASTRUCTURE BOOM
U.S. technology and technology-enabled companies remained a primary driver of equity market returns over the trailing twelve months. Continued investment in artificial intelligence, data centers, semiconductors, and digital infrastructure supported strong earnings growth among many large-cap Technology and Communication Services companies, reinforcing the market leadership of innovation-oriented businesses.
ENERGY MARKET VOLATILITY
Energy markets experienced periods of heightened volatility as commodity prices responded to geopolitical developments, shifting supply expectations, and changing global demand trends. While traditional energy companies benefited from episodes of higher oil prices, investor attention increasingly focused on the long-term buildout of electric infrastructure, grid modernization, and energy efficiency solutions needed to support growing power demand from AI and electrification trends.
BROADENING MARKET LEADERSHIP
Unlike prior periods when returns were concentrated in a narrow group of mega-cap companies, market leadership broadened across several sectors during the year. Industrials, Financials, Health Care, and selected infrastructure-oriented businesses contributed more meaningfully to market performance as investors balanced enthusiasm for AI-driven growth with opportunities tied to economic resilience, capital investment, and improving corporate fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	15.47%	4.48%	7.33%
MSCI World ex USA Index[2]	25.00%	9.62%	9.56%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$174 mil.
Total number of portfolio holdings	188
Total advisory fee paid (net)	$478 k.
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	5.3%
Novartis AG	4.4%
Schneider Electric SE	3.2%
ABB Ltd.	2.7%
Sumitomo Mitsui Financial Group, Inc.	2.5%
Unilever PLC	2.4%
Tokyo Electron Ltd.	2.4%
Hitachi Ltd.	2.3%
Sony Group Corporation	2.2%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation
Availability of Additional Information
You can find additional information on the Fund’s website:
•         www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.
For additional information please scan the code for hosted material at www.greencentury.com
GREEN CENTURY FUNDS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has adopted a Code of Ethics applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer or controller.

(c)	During the period covered by this report, there were no amendments to the provisions of the Code of Ethics referred to in Item 2(a) above.

(d)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the Code of Ethics referred to in Item 2(a) above.

(e)	Not applicable.

(f)	The Code of Ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that Sanford Pooler, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Pooler is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

For the fiscal year ended 7/31/26: $125,795

For the fiscal year ended 7/31/25: $119,800

(b)

Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

For the fiscal year ended 7/31/26: $26,310

For the fiscal year ended 7/31/25: $25,050

(d)

All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)

The Charter of the Audit Committee of the Board requires that the Committee approve (a) all audit and permissible non-audit services to be provided to the Funds and (b) all permissible non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or administrator or any entity controlling, controlled by, or under common control with the investment adviser or administrator that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has the duty to consider whether the non-audit services provided by the Funds’ auditor to the Funds’ investment adviser, administrator, or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor’s independence and to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service.

(e)(2)	Zero percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were the tax compliance, tax advice and tax planning fees listed in paragraph (c) of this Item and are as follows. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

For the fiscal year ended 7/31/26: $26,310

For the fiscal year ended 7/31/25: $25,050

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

Green Century Balanced Fund

(Individual Investor Class: GCBLX)

(Institutional Class: GCBUX)

Green Century Equity Fund

(Individual Investor Class: GCEQX)

(Institutional Class: GCEUX)

Green Century MSCI International Index Fund

(Individual Investor Class: GCINX)

(Institutional Class: GCIFX)

ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2026

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026

COMMON STOCKS — 65.0%
	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc. (a).	5,123	$2,439,316
Analog Devices, Inc.	11,600	4,261,956
Applied Materials, Inc.	1,535	779,273
ASML Holding NV (b)	2,497	4,067,613
Broadcom, Inc.	13,683	5,326,518
First Solar, Inc. (a)	8,788	1,854,532
KLA Corporation	1,542	281,908
Lam Research Corporation	2,617	766,833
Marvell Technology, Inc.	1,217	228,261
Micron Technology, Inc.	3,425	2,818,878
NVIDIA Corporation	103,970	20,871,978
QUALCOMM, Inc.	1,091	161,043
Teradyne, Inc.	1,854	681,697

		44,539,806

Technology Hardware & Equipment — 7.1%
Apple, Inc.	60,169	18,586,806
Arista Networks, Inc. (a)	2,784	502,094
Ciena Corporation (a)	1,977	745,428
Cisco Systems, Inc.	6,373	739,204
Dell Technologies, Inc., Class C	3,021	1,224,623
Flex Ltd. (a)	8,030	913,413
Jabil, Inc.	2,007	632,305
NetApp, Inc.	707	126,200
Seagate Technology Holdings PLC	1,575	1,348,405
Super Micro Computer, Inc. (a)	36	1,022
Western Digital Corporation	2,887	1,572,953

		26,392,453

Software & Services — 6.3%
Automatic Data Processing, Inc.	4,743	1,263,820
Cadence Design Systems, Inc. (a) .	1,988	675,960
Dropbox, Inc., Class A (a)	3,731	121,481
Fortinet, Inc. (a)	914	148,022
Intuit, Inc.	380	120,107
Microsoft Corporation	36,107	16,779,645
Nutanix, Inc., Class A (a)	66	3,895
Palo Alto Networks, Inc. (a)	9,727	3,227,710
Paycom Software, Inc.	1,095	179,536
Salesforce, Inc.	1,045	192,301
ServiceNow, Inc. (a)	8,798	978,602

	SHARES	VALUE
Software & Services — (continued)
Twilio, Inc., Class A (a)	21	$4,144

		23,695,223

Media & Entertainment — 5.4%
Alphabet, Inc., Class A	43,560	15,513,023
Alphabet, Inc., Class C	156	55,637
Meta Platforms, Inc., Class A	6,075	3,382,013
Netflix, Inc. (a)	16,795	1,204,370
Pinterest, Inc. (a)	7,230	173,592
Versant Media Group, Inc.	1,425	51,286

		20,379,921

Capital Goods — 5.3%
AZZ, Inc.	700	101,304
Carlisle Companies, Inc.	430	154,766
Carpenter Technology Corporation	403	209,423
Carrier Global Corporation	45	2,781
CNH Industrial NV (b)	20,378	208,875
Comfort Systems USA, Inc.	378	653,823
Eaton Corporation PLC	10,408	4,321,402
EMCOR Group, Inc.	543	433,004
EnerSys	729	135,630
Gates Industrial Corporation PLC (a)(b)	5,040	141,019
Generac Holdings, Inc. (a)	1,366	269,252
Griffon Corporation	897	77,294
Hubbell, Inc.	930	439,472
Johnson Controls International, PLC	9,394	1,377,724
Masco Corporation	1,160	82,917
MYR Group, Inc. (a)	7,097	2,364,862
Nextpower, Inc., Class A (a)	584	52,484
nVent Electric PLC (b)	3,758	578,093
Owens Corning	705	97,925
Regal Rexnord Corporation	1,546	317,286
Sensata Technologies Holding PLC	3,392	157,016
Stanley Black & Decker, Inc.	3,481	329,233
Timken Company (The)	1,476	203,024
Toro Company (The)	1,332	122,371
Trane Technologies PLC	7,776	3,537,691
United Rentals, Inc.	1,158	1,249,783

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Capital Goods — (continued)
Valmont Industries, Inc.	389	$187,381
W.W. Grainger, Inc.	69	95,373
Xylem, Inc.	15,837	1,852,454

		19,753,662

Banks — 4.8%
Bank of America Corporation	100,000	6,195,000
Citigroup, Inc.	15,307	2,027,412
East West Bancorp, Inc.	21,171	2,773,401
Fifth Third Bancorp	1,490	84,185
JPMorgan Chase & Company	2,014	708,505
PNC Financial Services Group, Inc. (The)	23,836	5,955,901
Regions Financial Corporation	5,731	177,375

		17,921,779

Financial Services — 3.9%
Bank of New York Mellon Corporation (The)	4,944	772,895
BGC Group, Inc., Class A	4,992	57,508
Blackstone, Inc.	5,133	655,741
Corebridge Financial, Inc.	3,076	95,940
Equitable Holdings, Inc.	6,345	302,339
Federated Hermes, Inc.	1,704	102,172
Franklin Resources, Inc.	7,048	238,645
Goldman Sachs Group, Inc. (The)	827	842,200
Invesco Ltd.	10,248	303,341
Jackson Financial, Inc., Class A	502	61,385
Mastercard, Inc., Class A	14,830	8,499,073
Moody’s Corporation	821	392,750
Morgan Stanley	3,011	633,575
PayPal Holdings, Inc.	5,584	319,461
SLM Corporation	3,408	88,591
State Street Corporation	3,958	728,905
Victory Capital Holdings, Inc., Class A	1,107	109,626
Virtu Financial, Inc., Class A	1,838	107,946
Voya Financial, Inc.	1,326	131,844

		14,443,937

Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
AbbVie, Inc.	689	172,898
AstraZeneca PLC ADR (b)	18,393	3,120,188
Bristol-Myers Squibb Company	13,350	871,888
Eli Lilly & Company	2,021	2,321,806

	SHARES	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Gilead Sciences, Inc.	28,375	$3,694,709
Illumina, Inc. (a)	1,235	253,298
Johnson & Johnson	1,250	320,437
Merck & Company, Inc.	4,778	622,096
Viatris, Inc.	18,490	324,684
West Pharmaceutical Services, Inc.	708	241,400
Zoetis, Inc.	940	72,653

		12,016,057

Consumer Discretionary Distribution & Retail — 2.8%
American Eagle Outfitters, Inc.	2,741	47,090
Bath & Body Works, Inc.	4,747	95,510
Best Buy Company, Inc.	3,515	303,204
eBay, Inc.	1,887	215,137
Etsy, Inc. (a)	2,276	185,904
Home Depot, Inc. (The)	9,892	3,283,748
LKQ Corporation	5,288	118,716
Macy’s, Inc.	6,099	151,377
TJX Companies, Inc. (The)	35,295	5,553,315
Tractor Supply Company	1,310	40,309
Williams-Sonoma, Inc.	2,267	518,372

		10,512,682

Healthcare Equipment & Services — 2.2%
Abbott Laboratories	2,681	283,382
Centene Corporation (a)	6,459	401,879
Cooper Cos., Inc. (The) (a)	1,129	81,649
CVS Health Corp.	8,267	863,323
DaVita, Inc. (a)	374	89,794
Elevance Health, Inc.	4,437	1,667,602
Envista Holdings Corporation (a)	3,785	103,368
GE HealthCare Technologies, Inc.	2,759	187,667
Humana, Inc.	961	349,670
Insulet Corporation (a)	607	100,367
Merit Medical Systems, Inc. (a)	1,214	103,202
Molina Healthcare, Inc. (a)	588	115,025
Stryker Corporation	5,859	1,908,276
UnitedHealth Group, Inc.	4,738	1,963,427

		8,218,631

Consumer Services — 1.9%
ADT, Inc.	11,654	89,037
Bright Horizons Family Solutions, Inc. (a)	1,092	81,398
Caesars Entertainment, Inc. (a)	4,682	139,289

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Consumer Services — (continued)
Chipotle Mexican Grill, Inc. (a)	15,267	$568,238
Covista, Inc. (a)	836	104,375
Duolingo, Inc. (a)	897	120,925
Expedia Group, Inc.	753	221,939
Hilton Worldwide Holdings, Inc.	1,692	542,269
Marriott International, Inc., Class A	9,124	3,401,701
MGM Resorts International (a)	4,402	196,197
Planet Fitness, Inc., Class A (a)	1,860	103,993
Starbucks Corporation	12,890	1,356,672
Stride, Inc. (a)	996	79,969
Vail Resorts, Inc.	830	123,985
Yum! Brands, Inc.	751	115,113

		7,245,100

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corporation	6,409	6,100,663
Target Corporation	3,749	541,693

		6,642,356

Insurance — 1.6%
Aflac, Inc.	1,883	240,045
American Financial Group, Inc.	796	112,809
Brighthouse Financial, Inc. (a)	590	36,527
CNO Financial Group, Inc.	2,220	122,300
Genworth Financial, Inc. (a)	8,542	83,968
Globe Life, Inc.	1,404	255,879
Lincoln National Corporation	3,491	159,224
Progressive Corporation (The)	10,816	2,286,719
Travelers Companies, Inc. (The)	6,383	2,389,540
Unum Group	3,497	301,126

		5,988,137

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc. REIT	1,083	55,720
Brixmor Property Group, Inc. REIT	6,652	209,605
CubeSmart REIT	1,835	76,079
Equinix, Inc. REIT	485	494,351
Healthpeak Properties, Inc.	8,337	181,997
Host Hotels & Resorts, Inc. REIT .	14,746	370,567
Kilroy Realty Corporation REIT	2,500	97,050
Kimco Realty Corporation REIT	10,595	269,961

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
LXP Industrial Trust REIT	1,362	$82,442
Prologis, Inc. REIT	10,930	1,580,587
Simon Property Group, Inc. REIT	3,782	867,477
UDR, Inc. REIT	2,477	94,522
Vornado Realty Trust	3,425	134,911

		4,515,269

Utilities — 1.1%
American Water Works Company, Inc.	15,570	2,089,027
Ormat Technologies, Inc.	19,664	1,918,813

		4,007,840

Household & Personal Products — 1.0%
Colgate-Palmolive Company	29	2,648
Estee Lauder Companies, Inc. (The), Class A	3,326	279,051
Kenvue, Inc.	13,681	263,223
Kimberly-Clark Corporation	3,449	377,010
Procter & Gamble Company (The)	13,683	1,977,057
Unilever PLC ADR (b)	15,108	957,998

		3,856,987

Real Estate Management & Development — 0.9%
CoStar Group, Inc. (a)	1,751	50,359
Jones Lang LaSalle, Inc. (a)	8,844	3,139,885

		3,190,244

Food & Beverage — 0.6%
Archer-Daniels-Midland Company	6,576	521,280
Campbell Soup Company (The)	3,998	87,876
Conagra Brands, Inc.	8,716	126,469
Darling Ingredients, Inc. (a)	3,684	223,398
General Mills, Inc.	7,082	253,181
JM Smucker Company (The)	2,281	272,032
Kraft Heinz Company (The)	19,105	493,864
McCormick & Company, Inc.	5,859	298,223

		2,276,323

Materials — 0.6%
Ball Corporation	6,239	404,911
Cabot Corporation	1,225	107,825

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Materials — (continued)
Graphic Packaging Holding Company	6,769	$72,631
International Paper Company	8,549	349,056
Linde PLC	1,692	809,419
Packaging Corporation of America	1,619	398,015
Sonoco Products Company	2,179	122,808

		2,264,665

Commercial & Professional Services — 0.5%
Equifax, Inc.	2,398	413,943
Genpact Ltd.	3,273	115,111
Korn Ferry.	1,209	99,464
Magnum Ice Cream Company NV (The) (a)(b)	7,971	148,340
Paychex, Inc.	5,627	657,459
Robert Half, Inc.	2,292	86,638
TransUnion	4,312	339,010
Verisk Analytics, Inc.	4	779

		1,860,744

Consumer Durables & Apparel — 0.4%
KB Home	1,300	71,461
Kontoor Brands, Inc.	1,180	98,813
Lululemon Athletica, Inc. (a)	2,173	258,305
NIKE, Inc., Class B	20,985	875,284
PVH Corporation	1,110	96,193
YETI Holdings, Inc. (a)	1,792	87,700

		1,487,756

Telecommunication Services — 0.4%
AT&T, Inc.	1,277	29,690
Lumen Technologies Inc. (a)	13,252	84,548
Verizon Communications, Inc.	28,055	1,313,254

		1,427,492

Automobiles & Components — 0.1%
BorgWarner, Inc.	4,981	317,489
Dana, Inc.	2,690	72,442
Lear Corporation	1,194	155,984

		545,915

Transportation — 0.0%
Matson, Inc.	608	123,175

	SHARES	VALUE
Renewable Energy & Energy Efficiency — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	69	$2,613

Total Common Stocks (Cost $97,323,665)		243,308,767

	PRINCIPAL AMOUNT

BONDS & NOTES — 33.4%
Green and Sustainability Bonds — 14.9%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$3,000,000	2,603,868
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,905,728
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,458,244
Boston Properties LP 4.50%, due 12/1/28 (c)	4,000,000	3,971,880
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	2,610,000	2,397,199
European Investment Bank 3.75%, due 2/14/33 (b)	2,920,000	2,784,576
Export Development Canada 4.75%, due 6/5/34	2,900,000	2,917,475
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	5,000,000	4,926,365
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,646,072
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	2,560,000	2,520,407
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	2,370,000	2,319,059
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,882,492
Public Finance Authority 5.292%, due 7/1/29	3,000,000	2,979,177
Salesforce, Inc. 1.50%, due 7/15/28 (c)	1,410,000	1,330,184
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,895,384

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — 14.9%
Smurfit Westrock Financing DAC 5.185%, due 1/15/36 (b)(c)	$30,000	$29,058
Toyota Motor Credit Corporation 2.15%, due 2/13/30	450,000	411,077
Toyota Motor Credit Corporation 1.90%, due 9/12/31	200,000	172,659
Toyota Motor Credit Corporation 4.80%, due 1/11/36	20,000	19,172
United States International Development Finance Corporation 2.58%, due 7/15/38	2,263,544	1,947,234
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,937,666
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,377,112
Xylem, Inc. 2.25%, due 1/30/31 (c)	2,500,000	2,236,020

		55,668,108

Banks — 5.7%
Banco Santander SA 5.127%, due 11/6/35 (b)	560,000	537,645
Bank of America Corporation 6.204% (SOFR+199 basis points), due 11/10/28 (c)	870,000	886,772
Bank of America Corporation 3.419% (3-Month Term SOFR+130.161 basis points), due 12/20/28 (c)	780,000	766,761
Bank of America Corporation 2.299% (SOFR+122 basis points), due 7/21/32 (c)	20,000	17,482
Bank of America Corporation 5.518% (SOFR+173.8 basis points), due 10/25/35 (c)	410,000	404,559
Bank of America Corporation 5.744% (SOFR+169.7 basis points), due 2/12/36 (c)	660,000	659,254
Barclays PLC 5.785% (SOFR+159 basis points), due 2/25/36 (b)(c)	730,000	729,091

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Canadian Imperial Bank of Commerce 4.283% (SOFR Index+79 basis points), due 1/29/30 (c)	$60,000	$59,104
Citigroup, Inc. 6.174% (SOFR+266.1 basis points), due 5/25/34 (c)	1,000,000	1,024,851
Citigroup, Inc. 6.02% (SOFR+183 basis points), due 1/24/36 (c)	750,000	754,643
Citizens Financial Group, Inc. 5.253% (SOFR+125.9 basis points), due 3/5/31 (c)	140,000	140,292
Deutsche Bank AG/New York NY 4.875%, due 12/1/32 (b)(c)	380,000	377,238
Fifth Third BanCorp.5.982% (SOFR+215.5 basis points), due 1/30/30 (c)(d)	180,000	184,149
Fifth Third Bancorp 4.566% (SOFR+95 basis points), due 4/29/32 (c)	230,000	223,242
HSBC Holdings PLC 4.899% (SOFR+103 basis points), due 3/3/29 (b)(c)	1,000,000	1,001,733
HSBC Holdings PLC 5.286% (SOFR+129 basis points), due 11/19/30 (b)(c)	40,000	40,201
HSBC Holdings PLC 5.13% (SOFR+129 basis points), due 3/3/31 (b)(c)	190,000	189,576
HSBC Holdings PLC 2.804% (SOFR+118.7 basis points), due 5/24/32 (b)(c)	50,000	44,673
Huntington Bancshares, Inc. 5.272% (SOFR+127.6 basis points), due 1/15/31 (c)	130,000	130,455
ING Bank NV 4.711%, due 7/7/31 (b)(d)	1,500,000	1,480,731
JPMorgan Chase & Company 4.452% (3-Month Term SOFR+159.161 basis points), due 12/5/29 (c)	150,000	148,799

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
JPMorgan Chase & Company 5.012% (SOFR+131 basis points), due 1/23/30 (c)	$1,320,000	$1,323,089
JPMorgan Chase & Company 2.522% (SOFR+204 basis points), due 4/22/31 (c)	210,000	192,335
JPMorgan Chase & Company 4.347% (SOFR+84 basis points), due 1/22/32 (c)	710,000	687,316
JPMorgan Chase & Company 1.953% (SOFR+106.5 basis points), due 2/4/32 (c)	180,000	157,202
KeyCorp 5.305% (SOFR+136.7 basis points), due 1/28/37 (c)	10,000	9,638
M&T Bank Corporation 7.413% (SOFR+280 basis points), due 10/30/29 (c)	130,000	136,909
M&T Bank Corporation 5.385% (SOFR+161 basis points), due 1/16/36 (c)	70,000	68,438
Mitsubishi UFJ Financial Group, Inc. 5.017% (USD 1 Year Tsy+195 basis points), due 7/20/28 (b)(c)	180,000	180,615
Mitsubishi UFJ Financial Group, Inc. 5.354% (USD 1 Year Tsy+190 basis points), due 9/13/28 (b)(c)	480,000	483,402
Mizuho Financial Group, Inc. 5.414% (USD 1 Year Tsy+205 basis points), due 9/13/28 (b)(c)	410,000	413,455
Mizuho Financial Group, Inc. 5.778% (USD 1 Year Tsy+165 basis points), due 7/6/29 (b)(c)	1,000,000	1,018,735
Mizuho Financial Group, Inc. 5.376% (USD 1 Year Tsy+112 basis points), due 5/26/30 (b)(c)	750,000	757,852

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Morgan Stanley Private Bank NA 4.213% (SOFR+76.2 basis points), due 2/8/30 (c)	$120,000	$117,952
National Australia Bank Ltd./New York 4.50%, due 10/26/27 (b)	70,000	70,068
NatWest Group PLC 5.516% (USD 1 Year Tsy+227 basis points), due 9/30/28 (b)(c)	240,000	242,402
PNC Financial Services Group, Inc. (The) 5.373% (SOFR+141.7 basis points), due 7/21/36 (c)	630,000	621,408
Royal Bank of Canada 3.995% (SOFR+70 basis points), due 11/3/28 (c)	540,000	535,873
Santander UK Group Holdings PLC 4.32% (SOFR Index+107 basis points), due 9/22/29 (b)(c)	750,000	740,356
Sumitomo Mitsui Financial Group, Inc. 5.52%, due 1/13/28 (b)	620,000	628,260
Truist Financial Corporation 4.964% (SOFR+139.5 basis points), due 10/23/36 (c)	420,000	398,956
U.S. Bancorp 5.046% (SOFR+106.1 basis points), due 2/12/31 (c)	1,000,000	999,638
Wells Fargo & Company 2.393% (SOFR+210 basis points), due 6/2/28 (c)	170,000	166,929
Wells Fargo & Company 4.97% (SOFR+137 basis points), due 4/23/29 (c)	190,000	190,695
Wells Fargo & Company 6.303% (SOFR+179 basis points), due 10/23/29 (c)	60,000	61,835
Wells Fargo & Company 5.198% (SOFR+150 basis points), due 1/23/30 (c)	420,000	422,702

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Banks — (continued)
Wells Fargo & Company 2.572% (3-Month Term SOFR+126.161 basis points), due 2/11/31 (c)	$240,000	$220,829
Wells Fargo & Company 4.96% (SOFR+110 basis points), due 1/23/37 (c)	220,000	209,594
Westpac Banking Corporation 5.618% (USD 1 Year Tsy+120 basis points), due 11/20/35 (b)(c)	260,000	257,263

		21,114,997

Financial Services — 2.8%
Ally Financial, Inc. 8.00%, due 11/1/31	10,000	11,023
American Express Company 4.804% (SOFR+123.7 basis points), due 10/24/36 (c)	40,000	37,832
Apollo Global Management, Inc. 5.70%, due 3/30/36 (c)	445,000	438,029
Ares Capital Corporation 3.20%, due 11/15/31 (c)	50,000	43,514
Bank of New York Mellon Corporation (The) 4.441% (SOFR+68 basis points), due 6/9/28 (c)	470,000	469,953
BlackRock Funding, Inc. 4.60%, due 7/26/27 (c)	70,000	70,220
Blackstone Private Credit Fund 5.60%, due 11/22/29 (c)	880,000	865,112
Blackstone Reg Finance Company LLC 4.95%, due 2/15/36 (c)	690,000	655,533
Capital One Financial Corporation 4.722% (SOFR+115 basis points), due 1/30/32 (c)	290,000	283,289
Capital One Financial Corporation 6.183% (SOFR+203.6 basis points), due 1/30/36 (c)	70,000	70,091

	PRINCIPAL AMOUNT	VALUE
Financial Services — (continued)
Capital One Financial Corporation 5.197% (SOFR+163 basis points), due 9/11/36 (c)	$120,000	$114,651
Charles Schwab Corporation (The) 4.914% (SOFR+123 basis points), due 11/14/36 (c)	960,000	915,590
Corebridge Financial, Inc. 6.375% (USD 5 Year Tsy+264.6 basis points), due 9/15/54 (c)	130,000	128,037
Deutsche Bank AG/New York NY 4.725% (SOFR+113.5 basis points), due 2/6/32 (b)(c)	220,000	214,174
Equitable Holdings, Inc. 6.70% (USD 5 Year Tsy+239 basis points), due 3/28/55 (c)	50,000	50,794
Goldman Sachs Group, Inc. (The) 4.223% (3-Month Term SOFR+156.261 basis points), due 5/1/29 (c)	490,000	484,867
Goldman Sachs Group, Inc. (The) 4.516% (SOFR+96 basis points), due 1/21/32 (c)	860,000	833,860
Goldman Sachs Group, Inc. (The) 2.615% (SOFR+128.1 basis points), due 4/22/32 (c)	180,000	160,000
Goldman Sachs Group, Inc. (The) 2.383% (SOFR+124.8 basis points), due 7/21/32 (c)	30,000	26,179
Goldman Sachs Group, Inc. (The) 5.065% (SOFR+119 basis points), due 1/21/37 (c)	40,000	38,029
LPL Holdings, Inc. 5.75%, due 6/15/35 (c)	750,000	736,595
Mastercard, Inc. 4.55%, due 1/15/35 (c)	400,000	382,463
Morgan Stanley 5.297% (SOFR+262 basis points), due 4/20/37 (c)	390,000	382,824

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Financial Services — (continued)
Morgan Stanley 5.948% (USD 5 Year Tsy+243 basis points), due 1/19/38 (c)	$2,000,000	$2,025,198
PayPal Holdings, Inc. 4.95%, due 6/1/31 (c)	30,000	29,662
S&P Global, Inc. 4.80%, due 12/4/35 (c)(d)	850,000	809,892

		10,277,411

Community Development Financial Institutions — 1.9%
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,762,731
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,989,638
National Community Renaissance of California 3.27%, due 12/1/32 (c)	1,390,000	1,204,038

		6,956,407

Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
AbbVie, Inc. 4.65%, due 3/15/28 (c)	430,000	431,179
AbbVie, Inc. 3.20%, due 11/21/29 (c)	130,000	123,849
AbbVie, Inc. 4.30%, due 5/14/36 (c)	220,000	202,934
Amgen, Inc. 5.15%, due 3/2/28 (c)	360,000	362,763
Amgen, Inc. 4.85%, due 2/19/36 (c)	70,000	66,936
Astrazeneca Finance LLC 4.60%, due 3/2/36 (c)	160,000	151,464
Bristol-Myers Squibb Company 2.95%, due 3/15/32 (c)	160,000	144,421
Eli Lilly & Company 4.85%, due 5/20/36 (c)	700,000	676,346
Gilead Sciences, Inc. 4.60%, due 5/20/31 (c)	50,000	49,343
Johnson & Johnson 3.55%, due 3/1/36 (c)	510,000	451,379

	PRINCIPAL AMOUNT	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Merck & Company, Inc. 1.70%, due 6/10/27 (c)	$230,000	$225,115
Merck & Company, Inc. 5.20%, due 5/22/36 (c)	280,000	277,383
Novartis Capital Corporation 4.90%, due 3/18/36 (c)	220,000	213,454
Pfizer, Inc. 4.875%, due 11/15/35 (c)	460,000	444,783
Royalty Pharma PLC 5.20%, due 9/25/35 (b)(c)	10,000	9,716
Takeda U.S. Financing, Inc. 5.20%, due 7/7/35 (c)	20,000	19,557
Thermo Fisher Scientific, Inc. 4.80%, due 11/21/27 (c)	100,000	100,546
Thermo Fisher Scientific, Inc. 2.00%, due 10/15/31 (c)	50,000	43,409
Viatris, Inc. 2.70%, due 6/22/30 (c)	140,000	127,118

		4,121,695

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Homes 4 Rent LP 5.50%, due 2/1/34 (c)	500,000	496,671
American Tower Corporation 2.30%, due 9/15/31 (c)	270,000	235,465
American Tower Corporation 4.70%, due 12/15/32 (c)	20,000	19,362
American Tower Corporation 5.55%, due 7/15/33 (c)	10,000	10,060
CBRE Services, Inc. 4.90%, due 1/15/33 (c)	60,000	58,282
Equinix, Inc. 2.50%, due 5/15/31 (c)	70,000	61,855
Equinix, Inc. 3.90%, due 4/15/32 (c)	1,000,000	927,433
Simon Property Group LP 3.375%, due 12/1/27 (c)	110,000	108,371
Welltower OP LLC 3.85%, due 6/15/32 (c)	2,000,000	1,879,410

		3,796,909

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Capital Goods — 0.9%
Honeywell Aerospace, Inc. 4.95%, due 3/16/36 (c)(d)	$80,000	$76,941
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	3,500,000	3,420,365

		3,497,306

Consumer Discretionary Distribution & Retail — 0.6%
Alibaba Group Holding Ltd. 5.25%, due 5/26/35 (b)(c)	210,000	210,057
Amazon.com, Inc. 4.10%, due 11/20/30 (c)	140,000	135,444
Amazon.com, Inc. 2.10%, due 5/12/31 (c)	870,000	764,386
Amazon.com, Inc. 4.65%, due 11/20/35 (c)	140,000	131,569
AutoZone, Inc. 4.75%, due 2/1/33 (c)	120,000	116,443
Home Depot, Inc. (The) 4.65%, due 9/15/35 (c)	340,000	324,653
LKQ Corporation 6.25%, due 6/15/33 (c)	50,000	50,858
Lowe’s Companies, Inc. 4.25%, due 3/15/31 (c)	60,000	58,121
Lowe’s Companies, Inc. 2.625%, due 4/1/31 (c)	10,000	9,021
Lowe’s Companies, Inc. 4.50%, due 10/15/32 (c)	70,000	67,499
Lowe’s Companies, Inc. 4.85%, due 10/15/35 (c)	360,000	343,266
Ross Stores, Inc. 1.875%, due 4/15/31 (c)	10,000	8,738
TJX Companies, Inc. (The) 1.60%, due 5/15/31 (c)	190,000	164,045

		2,384,100

Healthcare Equipment & Services — 0.6%
Abbott Laboratories 4.65%, due 3/15/36 (c)	150,000	142,210
Baxter International, Inc. 2.539%, due 2/1/32 (c)	160,000	136,596
Cencora, Inc. 4.60%, due 2/13/33 (c)	40,000	38,650

	PRINCIPAL AMOUNT	VALUE
Healthcare Equipment & Services — (continued)
Cigna Group (The) 3.05%, due 10/15/27 (c)	$210,000	$206,586
Cigna Group (The) 2.375%, due 3/15/31 (c)	380,000	339,105
CVS Health Corporation 5.45%, due 9/15/35 (c)	490,000	484,138
GE HealthCare Technologies, Inc. 4.95%, due 12/15/35 (c)	750,000	716,330
Icon Investments Six DAC 5.849%, due 5/8/29 (b)(c)	70,000	71,395
Solventum Corporation 5.45%, due 3/13/31 (c)	130,000	131,679

		2,266,689

Technology Hardware & Equipment — 0.6%
Apple, Inc. 1.70%, due 8/5/31 (c)	570,000	494,236
CDW LLC / CDW Finance Corporation 3.569%, due 12/1/31 (c)	110,000	99,611
Cisco Systems, Inc. 4.95%, due 2/24/32 (c)	130,000	129,850
Flex Ltd. 4.875%, due 6/15/29 (b)(c)	20,000	19,923
Hewlett Packard Enterprise Company 4.55%, due 10/15/29 (c)	30,000	29,662
Hewlett Packard Enterprise Company 4.40%, due 10/15/30 (c)	40,000	38,957
Hewlett Packard Enterprise Company 4.85%, due 10/15/31 (c)	100,000	98,410
Hewlett Packard Enterprise Company 5.00%, due 10/15/34 (c)	100,000	95,643
HP, Inc. 5.50%, due 1/15/33 (c)	160,000	161,095
Motorola Solutions, Inc. 5.55%, due 8/15/35 (c)	500,000	497,813
PepsiCo, Inc. 1.95%, due 10/21/31 (c)	360,000	313,174

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Technology Hardware & Equipment — (continued)
Vontier Corporation 2.95%, due 4/1/31 (c)	$100,000	$90,221

		2,068,595

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 3.137%, due 11/15/35 (c)	1,360,000	1,103,488
Intel Corporation 5.20%, due 2/10/33 (c)	280,000	276,485
Intel Corporation 5.30%, due 5/15/36 (c)	40,000	38,547
Micron Technology, Inc. 2.703%, due 4/15/32 (c)	500,000	440,486
QUALCOMM, Inc. 5.00%, due 5/20/35 (c)	70,000	67,888
Texas Instruments, Inc. 4.60%, due 2/15/28 (c)	40,000	40,074

		1,966,968

Software & Services — 0.5%
Automatic Data Processing, Inc. 5.00%, due 5/7/36 (c)	10,000	9,727
Dell International LLC / EMC Corporation 4.50%, due 2/15/31 (c)	350,000	340,761
Dell International LLC / EMC Corporation 5.10%, due 2/15/36 (c)	120,000	114,913
Diageo Capital PLC 2.125%, due 4/29/32 (b)(c)	40,000	34,201
Equinix Europe 2 Financing Corporation LLC 4.70%, due 3/15/33 (c)	10,000	9,527
International Business Machines Corporation 4.50%, due 2/6/28 (c)	290,000	289,393
Oracle Corporation 2.875%, due 3/25/31 (c)	140,000	121,900
Oracle Corporation 5.20%, due 9/26/35 (c)	820,000	735,354
Oracle Corporation 5.70%, due 2/4/36 (c)	130,000	120,164

	PRINCIPAL AMOUNT	VALUE
Software & Services — (continued)
Roper Technologies, Inc. 4.50%, due 10/15/29 (c)	$50,000	$49,446
Roper Technologies, Inc. 5.10%, due 9/15/35 (c)	60,000	57,125
Synopsys, Inc. 5.15%, due 4/1/35 (c)	20,000	19,378

		1,901,889

Insurance — 0.4%
Athene Holding Ltd. 6.875% (USD 5 Year Tsy+258.2 basis points), due 6/28/55 (c)	60,000	56,703
Marsh & McLennan Companies, Inc. 4.55%, due 11/8/27 (c)	90,000	90,010
Prudential Financial, Inc. 6.50% (USD 5 Year Tsy+240.4 basis points), due 3/15/54 (c)	190,000	194,473
Reinsurance Group of America, Inc. 5.75%, due 9/15/34 (c)	500,000	503,497
Willis North America, Inc. 4.55%, due 3/15/31 (c)	330,000	320,635
Willis North America, Inc. 5.15%, due 3/15/36 (c)	500,000	478,456

		1,643,774

Telecommunication Services — 0.4%
AT&T, Inc. 4.35%, due 3/1/29 (c)	50,000	49,370
AT&T, Inc. 2.75%, due 6/1/31 (c)	120,000	107,931
AT&T, Inc. 5.125%, due 4/30/36 (c)	500,000	475,581
Comcast Corporation 1.50%, due 2/15/31 (c)	520,000	443,348
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.70%, due 4/15/36 (c)(d)	310,000	283,341

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	PRINCIPAL AMOUNT	VALUE
Telecommunication Services — (continued)
Rogers Communications, Inc. 3.80%, due 3/15/32 (c)	$70,000	$64,343

		1,423,914

Media & Entertainment — 0.3%
Meta Platforms, Inc. 4.875%, due 11/15/35 (c)	180,000	168,512
Meta Platforms, Inc. 5.25%, due 5/15/36 (c)	750,000	717,002
Omnicom Group, Inc. 2.60%, due 8/1/31 (c)	30,000	26,631
Walt Disney Company (The) 2.20%, due 1/13/28	100,000	97,008
Walt Disney Company (The) 4.625%, due 3/14/36	90,000	85,218

		1,094,371

Consumer Staples Distribution & Retail — 0.3%
Dollar General Corporation 3.50%, due 4/3/30 (c)	290,000	274,699
Dollar General Corporation 5.00%, due 11/1/32 (c)	70,000	68,804
Dollar General Corporation 5.45%, due 7/5/33 (c)	60,000	60,075
Target Corporation 5.25%, due 2/15/36 (c)	20,000	19,915
Walmart, Inc. 4.75%, due 4/30/36 (c)	560,000	543,936

		967,429

Food & Beverage — 0.2%
Conagra Brands, Inc. 5.00%, due 8/1/30 (c)	30,000	29,631
Keurig Dr Pepper, Inc. 5.15%, due 5/15/35 (c)	900,000	873,397

		903,028

Consumer Services — 0.2%
Choice Hotels International, Inc. 3.70%, due 1/15/31 (c)	20,000	18,733
Expedia Group, Inc. 3.25%, due 2/15/30 (c)	30,000	28,266

	PRINCIPAL AMOUNT	VALUE
Consumer Services — (continued)
Marriott International, Inc. 4.50%, due 10/15/31 (c)	$30,000	$29,296
Marriott International, Inc. 4.50%, due 5/1/33 (c)	150,000	142,940
Marriott International, Inc. 5.25%, due 10/15/35 (c)	90,000	87,905
Sands China Ltd. 4.375%, due 6/18/30 (b)(c)	340,000	327,853
Starbucks Corporation 3.00%, due 2/14/32 (c)	20,000	18,069

		653,062

Municipal — 0.1%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	545,609	538,076

Real Estate Management & Development — 0.1%
Host Hotels & Resorts LP 5.70%, due 7/1/34 (c)	500,000	499,322
Commercial & Professional Services — 0.1%
Jacobs Solutions, Inc. 4.75%, due 3/3/31 (c)	20,000	19,536
Paychex, Inc. 5.35%, due 4/15/32 (c)	20,000	20,016
Republic Services, Inc. 3.95%, due 5/15/28 (c)	60,000	59,406
Waste Management, Inc. 1.50%, due 3/15/31 (c)	180,000	155,162

		254,120

Consumer Durables & Apparel — 0.1%
PVH Corporation 5.50%, due 6/13/30 (c)	240,000	241,226

Household & Personal Products — 0.1%
Procter & Gamble Company (The) 1.95%, due 4/23/31	150,000	132,909
Unilever Capital Corporation 1.75%, due 8/12/31 (c)	50,000	43,210

		176,119

Government — 0.0%
Philippine Government International Bond 5.50%, due 2/4/35 (b)	60,000	59,899
Philippine Government International Bond 4.75%, due 3/5/35 (b)	40,000	37,910

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2026	concluded

	PRINCIPAL AMOUNT	VALUE
Government — (continued)
Philippine Government International Bond 5.00%, due 1/27/36 (b)	$70,000	$66,976

		164,785

Automobiles & Components — 0.0%
BorgWarner, Inc. 5.40%, due 8/15/34 (c)	40,000	39,727
Magna International, Inc. 5.50%, due 3/21/33 (c)	100,000	100,827

		140,554

Materials — 0.0%
Suzano Netherlands BV 5.50%, due 1/15/36 (b)(c)	100,000	95,435

U.S. Government Agencies — 0.0%
United States Treasury Bill 0.00%, due 10/15/26 (e)	50,000	49,628

Total Bonds & Notes (Cost $128,938,713)		124,865,917

SHORT-TERM INVESTMENTS — 1.3%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $4,796,730)		4,796,730

Total Short-term Investments (Cost $4,796,730)		4,796,730

TOTAL INVESTMENTS (g) — 99.7%
(Cost $231,059,108)		372,971,414
Other Assets Less Liabilities — 0.3%		997,105

NET ASSETS — 100.0%		$373,968,519

PLC	– Public Limited Company
ADR	– American Depository Receipt
REIT	– Real Estate Investment Trusts
LP	– Limited Partnership
LLC –	Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $2,835,054.

(e)

All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $49,628, which represents 0.01% of total net assets of the Fund.

(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(g)

The cost of investments for federal income tax purposes is $231,095,632 resulting in gross unrealized appreciation and depreciation of $146,348,974 and $4,473,192 respectively, or net unrealized appreciation of $141,875,782.

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
20	U.S. 2 Year Treasury Note	September 2026	$4,112,188	$(9,154)
(20)	U.S. 10 Year Treasury Note	September 2026	(2,160,000)	35,625

TOTAL FUTURES CONTRACTS			$1,952,188	$26,471

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2026

COMMON STOCKS — 100.0%
	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 23.8%
Advanced Micro Devices, Inc. (a).	42,377	$20,177,808
Analog Devices, Inc.	12,631	4,640,756
Applied Materials, Inc.	20,666	10,491,508
Intel Corporation (a)	114,423	10,320,955
Lam Research Corporation	32,496	9,521,978
Marvell Technology, Inc.	22,136	4,151,828
Microchip Technology, Inc.	14,189	1,054,101
NVIDIA Corporation	599,461	120,341,796
NXP Semiconductors NV (b)	6,634	1,520,247
ON Semiconductor Corporation (a)	10,051	820,262
Skyworks Solutions, Inc.	3,822	238,034
Texas Instruments, Inc.	23,662	6,524,560

		189,803,833

Software & Services — 15.0%
Accenture PLC, Class A (b)	15,963	2,648,581
Adobe, Inc. (a)	10,473	2,622,544
Akamai Technologies, Inc. (a)	3,855	444,019
Atlassian Corporation, Class A (a)(b)	4,536	458,204
Autodesk, Inc. (a)	5,495	1,286,929
Automatic Data Processing, Inc..	10,611	2,827,407
Cadence Design Systems, Inc. (a) .	7,176	2,439,984
Cognizant Technology Solutions Corporation, Class A	12,714	703,720
Docusign, Inc. (a)	5,592	306,609
Dynatrace, Inc. (a)	7,462	330,716
Everforth, Inc. (a)	1,104	31,398
Fidelity National Information Services, Inc.	13,413	600,500
Fortinet, Inc. (a)	16,388	2,654,037
Gartner, Inc. (a)	1,705	257,489
Gen Digital, Inc.	14,505	398,162
HubSpot, Inc. (a)	1,393	330,642
Intuit, Inc.	7,274	2,299,093
Microsoft Corporation	182,485	84,804,429
MongoDB, Inc. (a)	2,076	700,608
Nutanix, Inc., Class A (a)	6,586	388,640
Okta, Inc., Class A (a)	4,344	616,544
Paycom Software, Inc.	1,104	181,012
PayPal Holdings, Inc.	22,608	1,293,404
PTC, Inc. (a)	3,226	442,607
Salesforce, Inc.	20,688	3,807,006
ServiceNow, Inc. (a)	27,207	3,026,235

	SHARES	VALUE
Software & Services — (continued)
Synopsys, Inc. (a)	4,720	$1,834,947
Teradata Corporation (a)	2,062	63,901
Tyler Technologies, Inc. (a)	1,135	351,396
VeriSign, Inc.	2,134	618,903
Western Union Company (The)	7,587	48,253
Workday, Inc., Class A (a)	5,518	884,756
Zscaler, Inc. (a)	2,801	423,511

		120,126,186

Media & Entertainment — 13.0%
Alphabet, Inc., Class A	150,413	53,566,582
Alphabet, Inc., Class C	120,188	42,865,050
Electronic Arts, Inc.	5,979	1,254,753
John Wiley & Sons, Inc., Class A .	853	44,526
New York Times Company (The), Class A	4,048	303,155
Scholastic Corporation	386	15,691
Walt Disney Company (The)	45,819	4,407,330
Warner Bros Discovery, Inc. (a)	61,875	1,627,312
ZoomInfo Technologies, Inc. (a)	5,409	17,850

		104,102,249

Financial Services — 8.8%
Ally Financial, Inc.	7,163	310,373
American Express Company	13,774	4,631,507
Ameriprise Financial, Inc.	2,371	1,294,187
Bank of New York Mellon Corporation (The)	17,789	2,780,954
BlackRock, Inc.	3,869	4,218,719
Cboe Global Markets, Inc.	2,741	850,340
Charles Schwab Corporation (The)	42,812	4,505,535
CME Group, Inc.	9,560	2,560,072
Equitable Holdings, Inc.	6,751	321,685
FactSet Research Systems, Inc.	933	245,566
Franklin Resources, Inc.	6,975	236,174
Intercontinental Exchange, Inc.	14,898	2,271,647
Invesco Ltd.	9,175	271,580
Mastercard, Inc., Class A	21,243	12,174,363
Moody’s Corporation	3,949	1,889,123
Morgan Stanley	30,585	6,435,696
Nasdaq, Inc.	11,856	1,116,717
Northern Trust Corporation	4,703	856,840
Raymond James Financial, Inc.	4,749	835,729
S&P Global, Inc.	7,945	3,272,784
State Street Corporation	7,234	1,332,213

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Financial Services — (continued)
Synchrony Financial	9,308	$705,453
T. Rowe Price Group, Inc.	5,750	642,562
Visa, Inc., Class A	43,686	15,994,755
Voya Financial, Inc.	2,271	225,806

		69,980,380

Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	45,974	11,536,716
Agilent Technologies, Inc.	7,309	1,011,346
Amgen, Inc.	14,034	5,405,335
Biogen, Inc. (a)	3,805	772,225
BioMarin Pharmaceutical, Inc. (a)	4,023	241,460
Bio-Techne Corporation	3,439	247,918
Bristol-Myers Squibb Company	53,601	3,500,681
Danaher Corporation	16,441	3,205,666
Gilead Sciences, Inc.	32,236	4,197,450
Illumina, Inc. (a)	3,908	801,531
IQVIA Holdings, Inc. (a)	4,466	1,049,599
Jazz Pharmaceuticals PLC (a)(b)	1,400	354,004
Merck & Company, Inc.	64,133	8,350,117
Mettler-Toledo International, Inc. (a)	529	749,223
Revvity, Inc.	2,904	326,758
Royalty Pharma PLC, Class A	9,840	574,951
Vertex Pharmaceuticals, Inc. (a)	6,607	3,152,200
Waters Corporation (a)	2,550	962,140
Zoetis, Inc.	11,054	854,364

		47,293,684

Capital Goods — 4.2%
3M Company	13,734	2,421,030
A.O. Smith Corporation	2,956	177,744
AGCO Corporation	1,651	168,666
Allegion PLC (b)	2,208	347,539
Axon Enterprise, Inc. (a)	2,003	1,057,103
Builders FirstSource, Inc. (a)	2,840	188,690
Carrier Global Corporation	19,591	1,210,920
CNH Industrial NV (b)	22,698	232,655
Deere & Company	6,345	3,760,491
Eaton Corporation PLC	10,172	4,223,414
Fastenal Company	30,644	1,462,025
Ferguson Enterprises, Inc.	5,055	1,184,538
Fortive Corporation	6,788	401,918
Fortune Brands Innovations, Inc.	2,276	112,116
Granite Construction, Inc.	1,135	137,301
Hubbell, Inc.	1,428	674,801

	SHARES	VALUE
Capital Goods — (continued)
IDEX Corporation	1,929	$444,538
Illinois Tool Works, Inc.	7,117	2,042,223
Lennox International, Inc.	813	338,110
Masco Corporation	5,341	381,775
Middleby Corporation (The) (a)	908	121,291
Owens Corning	2,139	297,107
PACCAR, Inc.	13,590	1,803,121
Pentair PLC (b)	4,219	276,091
Quanta Services, Inc.	3,953	2,638,074
Roper Technologies, Inc.	2,724	1,067,726
Sensata Technologies Holding PLC	3,595	166,413
Snap-on, Inc.	1,345	552,001
Stanley Black & Decker, Inc.	4,027	380,874
Tennant Company	418	35,125
Timken Company (The)	1,271	174,826
Trane Technologies PLC	5,736	2,609,593
Westinghouse Air Brake Technologies Corporation	4,412	1,283,274
Xylem, Inc.	6,309	737,964

		33,111,077

Technology Hardware & Equipment — 3.6%
Cognex Corporation	4,371	285,164
Corning, Inc.	20,769	2,871,314
Dell Technologies, Inc., Class C	7,828	3,173,236
F5, Inc. (a)	1,501	604,258
Flex Ltd. (a)	9,654	1,098,142
Hewlett Packard Enterprise Company	34,803	1,667,064
HP, Inc.	24,291	662,416
Keysight Technologies, Inc. (a)	4,414	1,408,419
Motorola Solutions, Inc.	4,302	1,874,596
NetApp, Inc.	5,129	915,526
Palo Alto Networks, Inc. (a)	21,137	7,013,891
TE Connectivity PLC (b)	7,613	1,565,918
Trimble, Inc. (a)	6,141	347,458
Western Digital Corporation	8,984	4,894,843
Zebra Technologies Corporation, Class A (a)	1,261	370,507

		28,752,752

Renewable Energy & Energy Efficiency — 3.3%
Acuity, Inc.	712	233,814
First Solar, Inc. (a)	2,682	565,982
Itron, Inc. (a)	1,178	117,400

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Renewable Energy & Energy Efficiency — (continued)
Johnson Controls International, PLC (b)	15,830	$2,321,628
Ormat Technologies, Inc.	1,478	144,223
Tesla, Inc. (a)	73,206	22,782,439

		26,165,486

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corporation REIT	12,106	2,098,696
AvalonBay Communities, Inc. REIT	3,649	677,291
BXP, Inc. REIT	3,302	231,536
CBRE Group, Inc., Class A (a)	7,829	1,149,376
COPT Defense Properties REIT	2,940	111,602
Crown Castle, Inc. REIT	11,333	864,708
Digital Realty Trust, Inc. REIT	9,031	1,702,524
Equinix, Inc. REIT	2,597	2,647,070
Equity Residential REIT	8,667	575,922
Federal Realty Investment Trust REIT	1,425	176,828
Healthpeak Properties, Inc.	17,842	389,491
Iron Mountain, Inc. REIT	7,792	953,118
Jones Lang LaSalle, Inc. (a)	1,265	449,113
Macerich Company (The) REIT	5,473	141,422
Prologis, Inc. REIT	24,479	3,539,908
SBA Communications Corporation, Class A REIT	2,782	503,486
Simon Property Group, Inc. REIT	8,575	1,966,848
Ventas, Inc. REIT	12,415	1,160,927
Welltower, Inc. REIT	18,281	4,285,798

		23,625,664

Healthcare Equipment & Services — 2.6%
Align Technology, Inc. (a)	1,772	299,752
Becton, Dickinson & Company	7,496	1,241,488
Cardinal Health, Inc.	6,241	1,435,617
Cencora, Inc.	4,922	1,532,415
Centene Corporation (a)	12,858	800,025
Cigna Group (The)	6,898	1,924,887
DaVita, Inc. (a)	871	209,118
DENTSPLY SIRONA, Inc.	5,102	68,214
Dexcom, Inc. (a)	10,101	842,928
Edwards Lifesciences Corporation (a)	15,097	1,299,399
Elevance Health, Inc.	5,778	2,171,604
HCA Healthcare, Inc.	4,156	1,673,164

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Henry Schein, Inc. (a)	1,973	$169,185
Humana, Inc.	3,095	1,126,147
IDEXX Laboratories, Inc. (a)	2,064	1,153,920
Insulet Corporation (a)	1,788	295,646
Labcorp Holdings, Inc.	2,147	663,852
Pediatrix Medical Group, Inc. (a) .	2,245	59,515
Quest Diagnostics, Inc.	2,881	671,302
ResMed, Inc.	3,856	813,539
STERIS PLC	2,536	579,222
Teladoc Health, Inc. (a)	3,679	24,686
Veeva Systems, Inc., Class A (a)	3,863	787,202
West Pharmaceutical Services, Inc.	1,884	642,369
Zimmer Biomet Holdings, Inc.	5,111	480,076

		20,965,272

Consumer Services — 2.6%
Aramark	6,656	379,192
Booking Holdings, Inc.	20,386	3,932,459
Chipotle Mexican Grill, Inc. (a)	34,249	1,274,748
Choice Hotels International, Inc.	604	67,340
Darden Restaurants, Inc.	2,966	603,818
Domino’s Pizza, Inc.	753	261,622
Hilton Worldwide Holdings, Inc.	6,057	1,941,208
Marriott International, Inc., Class A	5,721	2,132,961
McDonald’s Corporation	18,233	4,934,579
Royal Caribbean Cruises Ltd.	6,697	2,131,655
Starbucks Corporation	29,411	3,095,508
Vail Resorts, Inc.	870	129,961

		20,885,051

Food & Beverage — 2.5%
Bunge Global SA	3,494	371,168
Campbell Soup Company (The)	4,534	99,657
Coca-Cola Company (The)	101,085	8,854,035
Conagra Brands, Inc.	12,407	180,026
Darling Ingredients, Inc. (a)	4,107	249,048
General Mills, Inc.	13,811	493,743
Hormel Foods Corporation	5,683	142,132
Ingredion, Inc.	1,658	164,905
JM Smucker Company (The)	2,608	311,030
Keurig Dr Pepper, Inc.	33,361	1,038,194
Kraft Heinz Company (The)	21,838	564,512
Lamb Weston Holdings, Inc.	3,464	182,033
McCormick & Company, Inc.	6,620	336,958
Mondelez International, Inc., Class A	33,651	2,096,794

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Food & Beverage — (continued)
PepsiCo, Inc.	35,694	$4,981,455

		20,065,690

Insurance — 2.4%
Allstate Corporation (The)	6,818	1,800,497
Arthur J. Gallagher & Company .	6,702	1,671,613
Chubb Ltd. (b)	9,190	3,222,749
Hartford Insurance Group, Inc. (The)	7,192	1,020,617
Lincoln National Corporation	3,857	175,918
Marsh & McLennan Companies, Inc.	12,666	2,402,614
MetLife, Inc.	14,775	1,420,321
Principal Financial Group, Inc.	5,489	624,099
Progressive Corporation (The)	15,374	3,250,371
Prudential Financial, Inc.	9,026	1,101,894
Travelers Companies, Inc. (The)	5,338	1,998,334
Willis Towers Watson PLC (b)	2,423	813,934

		19,502,961

Consumer Discretionary Distribution & Retail — 2.1%
AutoNation, Inc. (a)	693	147,193
Best Buy Company, Inc.	5,302	457,351
CarMax, Inc. (a)	3,431	196,459
GameStop Corporation, Class A (a)	10,709	232,599
Gap, Inc. (The)	6,235	125,261
Genuine Parts Company	3,577	444,872
Home Depot, Inc. (The)	25,879	8,590,793
Kohl’s Corporation	2,818	53,937
LKQ Corporation	6,640	149,068
Lowe’s Companies, Inc.	14,731	3,061,249
Pool Corporation	808	150,054
Signet Jewelers Ltd.	948	88,069
Target Corporation	11,719	1,693,278
Tractor Supply Company	13,661	420,349
Ulta Beauty, Inc. (a)	1,148	588,729
Williams-Sonoma, Inc.	3,087	705,873

		17,105,134

Materials — 2.0%
Albemarle Corporation	3,045	358,214
Amcor PLC (b)	12,633	566,969
Avery Dennison Corporation	1,991	337,932
Axalta Coating Systems Ltd. (a)	4,492	160,859
Ball Corporation	6,567	426,198
Compass Minerals International, Inc. (a)	327	9,594

	SHARES	VALUE
Materials — (continued)
CRH PLC (b)	17,312	$1,644,813
H.B. Fuller Company	1,396	77,199
International Flavors & Fragrances, Inc.	6,609	523,565
International Paper Company	13,311	543,488
Linde PLC (b)	12,073	5,775,482
Mosaic Company (The)	8,451	186,936
Newmont Corporation	28,218	2,644,309
PPG Industries, Inc.	5,810	642,121
Sherwin-Williams Company (The)	6,223	2,121,110
Sonoco Products Company	2,562	144,394

		16,163,183

Household & Personal Products — 1.6%
Church & Dwight Company, Inc.	5,892	582,189
Clorox Company (The)	3,014	287,927
Colgate-Palmolive Company	19,815	1,809,109
Estee Lauder Companies, Inc. (The), Class A	6,442	540,484
Kimberly-Clark Corporation	8,626	942,908
Procter & Gamble Company (The)	60,404	8,727,774

		12,890,391

Banks — 1.1%
Bank of Hawaii Corporation	576	46,022
Cathay General Bancorp	1,034	65,339
Citizens Financial Group, Inc.	11,108	795,888
Huntington Bancshares, Inc.	52,469	894,072
KeyCorp	23,421	529,080
M&T Bank Corporation	4,026	991,564
Old National Bancorp	9,180	244,555
PNC Financial Services Group, Inc. (The)	10,597	2,647,872
Regions Financial Corporation	22,204	687,214
Truist Financial Corporation	32,980	1,709,683
Zions Bancorp NA	2,000	139,400

		8,750,689

Telecommunication Services — 0.7%
Lumen Technologies Inc. (a)	24,627	157,120
Verizon Communications, Inc.	107,570	5,035,352

		5,192,472

Transportation — 0.5%
ArcBest Corporation	573	82,713
Avis Budget Group, Inc. (a)	289	39,720
C.H. Robinson Worldwide, Inc.	3,054	451,167
J.B. Hunt Transport Services, Inc.	2,019	548,663

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2026	concluded

	SHARES	VALUE
Transportation — (continued)
Ryder System, Inc.	983	$252,061
U-Haul Holding Company	2,498	156,325
United Parcel Service, Inc., Class B	19,687	2,051,779
XPO, Inc. (a)	3,015	605,925

		4,188,353

Consumer Durables & Apparel — 0.5%
Callaway Golf Company (a)	3,522	65,016
Capri Holdings Ltd. (a)(b)	2,686	42,788
Columbia Sportswear Company	599	35,569
Deckers Outdoor Corporation (a).	3,751	363,397
Ethan Allen Interiors, Inc.	510	11,424
Garmin Ltd. (b)	4,223	1,240,633
Hasbro, Inc.	3,393	318,738
La-Z-Boy, Inc.	901	35,481
Mattel, Inc. (a)	7,539	113,764
Meritage Homes Corporation	1,057	74,201
Mohawk Industries, Inc. (a)	1,355	166,801
Newell Brands, Inc.	11,688	65,453
NIKE, Inc., Class B	30,745	1,282,374
PVH Corporation	1,179	102,172
Under Armour, Inc., Class A (a)	3,948	26,254
Under Armour, Inc., Class C (a)	3,058	19,846
VF Corporation	8,421	120,589
Whirlpool Corporation	1,547	58,013
Wolverine World Wide, Inc.	1,906	37,510

		4,180,023

Commercial & Professional Services — 0.4%
Broadridge Financial Solutions, Inc.	3,051	469,702
Copart, Inc. (a)	23,637	688,309
Deluxe Corporation	1,201	31,070
Exponent, Inc.	1,378	92,119
HNI Corporation	1,686	75,887
ICF International, Inc.	473	38,275
Interface, Inc.	1,339	45,874
Jacobs Solutions, Inc.	3,138	423,410
ManpowerGroup, Inc.	1,021	53,521
Robert Half, Inc.	2,365	89,397
Tetra Tech, Inc.	6,424	213,020
TransUnion	5,022	394,830
Veralto Corporation	6,429	605,419

		3,220,833

	SHARES	VALUE
Automobiles & Components — 0.2%
Aptiv PLC (a)	5,571	$314,594
Autoliv, Inc. (b)	1,260	155,194
BorgWarner, Inc.	5,382	343,049
Harley-Davidson, Inc.	1,653	40,565
Rivian Automotive, Inc., Class A (a)	24,314	370,059

		1,223,461

Consumer Staples Distribution & Retail — 0.1%
Sysco Corporation	12,197	1,039,672

Utilities — 0.1%
American Water Works Company, Inc.	5,029	674,741

Healthy Living — 0.0%
United Natural Foods, Inc. (a)	1,599	81,277

Total Common Stocks (Cost $232,822,285)		799,090,514

SHORT-TERM INVESTMENTS — 0.0%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $44,640)		44,640

Total Short-term Investments (Cost $44,640)		44,640

TOTAL INVESTMENTS (d) — 100.0%
(Cost $232,866,925)		799,135,154
Other Assets Less Liabilities — 0.0%		17,745

NET ASSETS — 100.0%		$799,152,899

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)

The cost of investments for federal income tax purposes is $238,694,989 resulting in gross unrealized appreciation and depreciation of $574,261,370 and $13,821,205 respectively, or net unrealized appreciation of $560,440,165.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2026

COMMON STOCKS — 99.0%
	SHARES	VALUE
Japan — 25.3%
Ajinomoto Company, Inc.	26,100	$804,882
ANA Holdings, Inc.	4,700	91,799
Asahi Kasei Corporation	37,100	396,040
Asics Corporation	20,900	616,225
Bridgestone Corporation	32,500	802,602
Dai-ichi Life Holdings, Inc.	105,200	1,268,435
Daiichi Sankyo Company Ltd.	51,400	830,703
Daiwa House Industry Company, Ltd.	16,900	496,295
Daiwa Securities Group, Inc.	37,800	422,855
FANUC Corporation	28,331	1,141,612
Fujitsu Ltd.	51,400	1,184,733
Hankyu Hanshin Holdings, Inc. .	7,000	207,116
Hitachi Ltd.	120,715	3,955,898
Hoya Corporation	10,301	1,575,198
Hulic Company Ltd.	14,200	156,126
JX Advanced Metals Corporation.	16,500	382,275
Kao Corp.	27,500	565,292
KDDI Corp.	89,134	1,642,180
Kikkoman Corporation	20,900	215,248
LY Corporation	79,700	222,064
Mitsui Kinzoku Company Ltd.	1,600	301,237
NEC Corporation	37,400	1,111,478
Nitto Denko Corporation	20,400	430,775
Nomura Research Institute Ltd.	11,314	334,708
Obayashi Corporation	18,700	367,536
Oriental Land Company Ltd.	32,700	652,681
Pan Pacific International Holdings Corporation	58,100	329,454
Rakuten Group, Inc. (a)	43,600	227,337
Recruit Holdings Company Ltd.	40,200	3,179,049
Sanrio Company Ltd.	29,100	232,738
Secom Company Ltd.	11,900	512,605
Sekisui House Ltd.	18,000	394,061
Shiseido Company Ltd.	12,100	239,019
SoftBank Corporation	874,870	1,227,948
Sompo Holdings, Inc.	24,984	1,109,206
Sony Group Corporation	160,180	3,743,226
Sumitomo Metal Mining Company, Ltd.	7,200	361,911
Sumitomo Mitsui Financial Group, Inc.	100,073	4,300,030
Suntory Beverage & Food Ltd.	3,800	110,170
Tokio Marine Holdings, Inc.	54,300	2,767,476
Tokyo Electron Ltd.	12,500	4,179,216

	SHARES	VALUE
Japan — (continued)
Toray Industries, Inc.	39,400	$283,020
Yamaha Motor Company Ltd.	26,400	220,833
Yokohama Financial Group Ltd.	30,000	341,484

		43,934,776

Switzerland — 15.3%
ABB Ltd.	47,543	4,690,251
Alcon, Inc.	15,059	1,034,176
Belimo Holding AG	302	314,904
DSM-Firmenich AG	4,981	536,984
Givaudan SA	282	1,127,043
Kuehne + Nagel International AG	1,479	376,621
Lonza Group AG	2,133	1,486,563
Novartis AG	48,627	7,604,397
SGS SA	5,004	592,919
Sika AG	4,623	1,040,068
Sonova Holding AG	1,512	411,925
Straumann Holding AG	3,419	423,384
Swiss Life Holding AG	838	988,777
Swiss Prime Site AG	2,382	388,480
Swiss Re AG	9,086	1,511,954
VAT Group AG (b)	821	614,463
Zurich Insurance Group AG	4,551	3,466,411

		26,609,320

Canada — 11.0%
AtkinsRealis Group, Inc.	5,019	311,078
Bank of Nova Scotia (The)	23,928	2,098,885
Celestica, Inc. (a)	3,488	1,154,133
CGI, Inc.	5,640	412,811
Dollarama, Inc.	8,252	1,124,106
Element Fleet Management Corporation	12,142	272,478
FirstService Corporation	1,260	177,482
Gildan Activewear, Inc.	5,396	298,687
Intact Financial Corporation	5,373	1,054,939
Metro, Inc.	5,788	384,711
National Bank of Canada	10,425	1,686,189
RB Global, Inc.	5,643	618,923
Saputo, Inc.	7,340	206,446
Shopify, Inc. (a)	20,400	2,389,095
Sun Life Financial, Inc.	16,829	1,396,234
TELUS Corporation	15,708	149,920
Thomson Reuters Corporation	4,025	394,834
TMX Group Ltd.	8,465	309,399
Toronto-Dominion Bank (The)	22,903	2,745,289

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Canada — (continued)
Wheaton Precious Metals Corporation	12,552	$1,365,239
WSP Global, Inc.	4,080	498,453

		19,049,331

France — 10.1%
AXA SA	47,413	2,457,368
Cie Generale des Etablissements Michelin SCA	18,772	758,764
Credit Agricole SA	27,611	616,975
Danone SA	19,124	1,487,564
Eiffage SA	2,101	298,611
EssilorLuxottica SA	9,154	1,733,033
Getlink SE	7,367	157,156
Hermes International SCA	784	1,389,133
Ipsen SA	1,027	198,440
Publicis Groupe SA	6,965	743,369
Rexel SA	6,753	280,217
Schneider Electric SE	16,637	5,589,727
Societe Generale SA	19,456	1,828,779

		17,539,136

United Kingdom — 9.1%
3i Group PLC	29,718	1,144,043
Admiral Group PLC	7,827	396,758
Antofagasta PLC	10,642	530,389
Aviva PLC	91,691	858,126
Bunzl PLC	9,975	376,417
Endeavour Mining PLC	6,554	312,651
Informa PLC	38,959	466,699
Intertek Group PLC	4,698	371,052
Kingfisher PLC	51,087	213,126
Legal & General Group PLC	155,745	632,363
London Stock Exchange Group PLC	13,558	1,525,127
Pearson PLC	14,403	243,038
RELX PLC	54,357	1,911,784
Rentokil Initial PLC	77,626	357,477
Schroders PLC	24,690	195,836
Segro PLC REIT	37,194	485,838
Smiths Group PLC	9,267	330,911
Standard Life PLC	21,097	262,888
Sunbelt Rentals Holdings, Inc.	12,469	893,330
Unilever PLC	66,289	4,217,678
Verisure PLC (a)	7,102	88,309

		15,813,840

	SHARES	VALUE
Netherlands — 9.0%
Akzo Nobel NV	4,715	$330,247
ASML Holding NV	5,602	9,231,683
ING Groep NV	88,457	3,108,480
Koninklijke KPN NV	115,792	546,741
Prosus NV (a)	39,793	1,849,273
Wolters Kluwer NV	6,799	533,774

		15,600,198

Australia — 3.3%
ASX Ltd.	5,962	229,970
Brambles Ltd.	40,821	560,364
Cochlear Ltd.	1,984	166,272
Computershare Ltd.	15,877	456,183
Evolution Mining Ltd.	61,409	486,921
Northern Star Resources Ltd.	41,290	572,215
PLS Group Limited (a)	96,709	280,995
QBE Insurance Group Ltd.	45,620	791,246
Sigma Healthcare Ltd.	159,517	328,911
Stockland REIT	72,554	217,177
Suncorp Group Ltd.	33,237	447,184
Transurban Group	94,590	982,266
Vicinity Ltd. REIT	119,201	224,018

		5,743,722

Germany — 2.9%
adidas AG	4,893	905,308
Beiersdorf AG	2,786	258,791
Deutsche Boerse AG	5,526	1,664,507
Henkel AG & Company KGaA	2,682	219,761
Henkel AG & Company KGaA (c)	4,644	404,853
Merck KGaA	3,913	646,687
QIAGEN NV	6,326	260,305
Sartorius AG (c)	773	194,820
Symrise AG	4,055	416,119

		4,971,151

Sweden — 2.6%
AddTech AB	7,928	288,469
Boliden AB	8,736	439,574
Epiroc AB, Class A	18,628	477,559
Epiroc AB, Class B	11,632	255,039
EQT AB	12,910	438,498
Essity AB, Class B	17,407	505,685
Nibe Industrier AB B Shares	43,628	174,884
Sandvik AB	31,382	1,173,522
Svenska Cellulosa AB SCA, Class B	17,921	203,747

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2026	continued

	SHARES	VALUE
Sweden — (continued)
Tele2 AB B Shares	16,823	$291,443
Telia Company AB	70,170	325,183

		4,573,603

Hong Kong — 2.4%
AIA Group Ltd.	319,049	3,216,299
MTR Corporation Ltd.	46,667	196,896
Sino Land Company Ltd.	116,000	157,997
Sun Hung Kai Properties Ltd.	39,000	612,099

		4,183,291

Spain — 1.6%
Amadeus IT Group SA	13,314	821,690
CaixaBank SA	106,815	1,551,613
Cellnex Telecom SA (b)	14,491	450,143

		2,823,446

Finland — 1.2%
Elisa Oyj	4,325	174,420
Kesko Oyj B Shares	8,205	204,445
Metso Oyj	19,711	368,951
Orion Oyj, Class B	3,329	311,215
Sampo Oyj A Shares	72,221	799,603
Stora Enso Oyj R Shares	16,759	192,719

		2,051,353

Ireland — 1.1%
AIB Group PLC	63,809	758,909
Bank of Ireland Group PLC	29,037	609,767
Kerry Group PLC, Class A	4,832	461,304

		1,829,980

Norway — 1.0%
DNB Bank ASA	24,806	798,719
Gjensidige Forsikring ASA	6,049	180,447
Mowi ASA	13,222	283,152
Orkla ASA	22,445	249,318
Telenor ASA	18,881	266,555

		1,778,191

Denmark — 1.0%
Novonesis (Novozymes) B	10,666	694,393
Pandora A/S	2,311	289,403
Vestas Wind Systems A/S	29,280	788,143

		1,771,939

	SHARES	VALUE
Italy — 1.0%
Generali	24,949	$1,264,378
Moncler SpA	6,644	377,898

		1,642,276

Belgium — 0.6%
KBC Group NV	6,913	994,484

Luxembourg — 0.2%
Eurofins Scientific SE	3,506	276,483
InPost SA (a)	7,517	134,068

		410,551

Singapore — 0.2%
CapitaLand Ascendas REIT	127,100	254,567
CapitaLand Investment Ltd.	70,411	145,911

		400,478

New Zealand — 0.1%
Meridian Energy Ltd.	39,955	133,977

Total Common Stocks (Cost $119,823,248)		171,855,043

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $237,840)		237,840

Total Short-term Investments (Cost $237,840)		237,840

TOTAL INVESTMENTS (e) — 99.1%
(Cost $120,061,088)		172,092,883
Other Assets Less Liabilities — 0.9%		1,477,008

NET ASSETS — 100.0%		$173,569,891

PLC –	Public Limited Company
REIT –	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,064,606.

(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(e)

The cost of investments for federal income tax purposes is $125,014,489 resulting in gross unrealized appreciation and depreciation of $54,098,968 and $7,020,574 respectively, or net unrealized appreciation of $47,078,394.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2026	concluded

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At July 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	9/17/2026	90,000	$64,103	$63,275	$(828)
British Pound	JP Morgan	GBP per USD	9/17/2026	60,000	80,640	80,863	223
Canadian Dollar	Citigroup	CAD per USD	9/17/2026	276,467	200,789	197,636	(3,153)
Euro	JP Morgan	EUR per USD	9/17/2026	219,367	256,679	253,448	(3,231)
Hong Kong Dollar	Goldman Sachs	HKD per USD	9/17/2026	100,000	12,808	12,772	(36)
Hong Kong Dollar	Citigroup	HKD per USD	9/17/2026	820,000	104,859	104,734	(125)
Japanese Yen	Citigroup	JPY per USD	9/17/2026	17,380,000	110,109	109,656	(453)
Japanese Yen	BNP Paribas	JPY per USD	9/17/2026	20,050,000	124,930	126,502	1,572
Japanese Yen	Toronto Dominion	JPY per USD	9/17/2026	42,060,000	266,191	265,369	(822)
Swedish Krona	Toronto Dominion	SEK per USD	9/17/2026	260,000	28,287	27,375	(912)
Switzerland Franc	UBS AG (UK)	CHF per USD	9/17/2026	80,000	103,548	99,478	(4,070)

					$1,352,943	$1,341,108	$(11,835)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollar	Bank of Montreal	AUD per USD	9/17/2026	(90,000)	$(64,611)	$(63,275)	$1,336
Canadian Dollar	Barclays Capital	CAD per USD	9/17/2026	(90,000)	(63,796)	(64,337)	(541)
Danish Krone	JP Morgan	DKK per USD	9/17/2026	(360,000)	(56,441)	(55,677)	764
Euro	Barclays Capital	EUR per USD	9/17/2026	(140,000)	(159,843)	(161,750)	(1,907)
Euro	Goldman Sachs	EUR per USD	9/17/2026	(60,000)	(69,369)	(69,321)	48
Hong Kong Dollar	BNP Paribas	HKD per USD	9/17/2026	(610,000)	(78,104)	(77,912)	192
Japanese Yen	Toronto Dominion	JPY per USD	9/17/2026	(10,260,000)	(63,482)	(64,733)	(1,251)
Japanese Yen	Bank of Montreal	JPY per USD	9/17/2026	(9,260,000)	(58,104)	(58,424)	(320)
Switzerland Franc	Bank of Montreal	CHF per USD	9/17/2026	(203,208)	(261,928)	(252,683)	9,245
Switzerland Franc	Toronto Dominion	CHF per USD	9/17/2026	(50,000)	(61,869)	(62,173)	(304)

					$(937,547)	$(930,285)	$7,262

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$415,396	$410,823	$(4,573)

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Switzerland Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2026

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
ASSETS:
Investments, at value (cost $231,059,108, $232,866,925 and $120,061,088, respectively)	$372,971,414	$799,135,154	$172,092,883
Cash.	3,838	—	—
Foreign cash, at value (cost $0, $0 and $357,986, respectively)	—	—	363,619
Receivables for:
Capital stock sold	199,990	404,838	134,166
Interest	1,163,144	9	2
Dividends	195,642	523,921	1,184,423
Variation margin on futures contracts	6,250	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	13,380

Total assets	374,540,278	800,063,922	173,788,473

LIABILITIES:
Payable for investment securities purchased	37,297	—	—
Payable for capital stock repurchased	163,978	195,727	43,808
Accrued expenses	370,484	715,296	156,821
Unrealized depreciation on forward foreign currency exchange contracts	—	—	17,953

Total liabilities	571,759	911,023	218,582

NET ASSETS	$373,968,519	$799,152,899	$173,569,891

NET ASSETS CONSIST OF:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$219,893,460	$222,024,813	$117,191,804
Net distributable earnings	154,075,059	577,128,086	56,378,087

NET ASSETS	$373,968,519	$799,152,899	$173,569,891

NET ASSET VALUE PER SHARE PER CLASS:
Individual Investor Class Shares:
Net assets applicable to shares outstanding	$267,287,478	$425,811,062	$54,015,663
Shares of beneficial interest issued and outstanding	7,126,461	3,865,449	3,255,173
Net asset value per share	$37.51	$110.16	$16.59

Institutional Class Shares:
Net assets applicable to shares outstanding	$106,681,041	$373,341,837	$119,554,228
Shares of beneficial interest issued and outstanding	2,832,471	3,402,484	7,230,428
Net asset value per share	$37.66	$109.73	$16.53

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF OPERATIONS

For the year ended July 31, 2026

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
INVESTMENT INCOME:
Interest income	$5,073,797	$117	$49
Dividend and other income (net of $7,714, $4,270 and $475,140 foreign withholding taxes, respectively)	2,820,701	8,639,201	3,899,030

Total investment income	7,894,498	8,639,318	3,899,079

EXPENSES:
Administrative services fee.	2,799,500	6,456,418	1,346,597
Investment advisory fee	1,873,813	1,565,868	477,571

Total expenses	4,673,313	8,022,286	1,824,168

NET INVESTMENT INCOME	3,221,185	617,032	2,074,911

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,596,782	22,397,309	9,647,245
Futures contracts.	(10,569)	—	—
Foreign currency transactions	—	—	(14,944)
Forward foreign currency exchange contracts	—	—	(34,510)
Change in net unrealized appreciation on:
Investments	24,296,765	98,427,625	12,347,269
Futures contracts.	26,471	—	—
Foreign currency translations	—	—	10,888
Forward foreign currency exchange contracts	—	—	15,207

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,909,449	120,824,934	21,971,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,130,634	$121,441,966	$24,046,066

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	BALANCED FUND		EQUITY FUND		MSCI INTERNATIONAL INDEX FUND
	FOR THE YEAR ENDED JULY 31, 2026	FOR THE YEAR ENDED JULY 31, 2025	FOR THE YEAR ENDED JULY 31, 2026	FOR THE YEAR ENDED JULY 31, 2025	FOR THE YEAR ENDED JULY 31, 2026	FOR THE YEAR ENDED JULY 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$3,221,185	$2,332,339	$617,032	$1,522,887	$2,074,911	$2,120,402
Net realized gain on investments, future contracts, foreign currency transactions, and forward foreign currency exchange contracts	12,586,213	21,676,166	22,397,309	32,719,726	9,597,791	3,303,738
Change in net unrealized appreciation (depreciation) on investments, future contracts, foreign currency translations, and forward foreign currency exchange contracts	24,323,236	(6,820,598)	98,427,625	57,207,168	12,373,364	2,584,511

Net increase in net assets resulting from operations.	40,130,634	17,187,907	121,441,966	91,449,781	24,046,066	8,008,651

Dividends and distributions to shareholders:
Distributions
Individual Investor Class	(13,082,047)	(17,971,643)	(16,952,403)	(3,939,790)	(1,682,259)	(581,251)
Institutional Class	(6,022,164)	(8,676,052)	(15,279,941)	(4,073,410)	(4,179,630)	(1,802,882)

Total dividends and distributions	(19,104,211)	(26,647,695)	(32,232,344)	(8,013,200)	(5,861,889)	(2,384,133)
Capital share transactions:
Proceeds from sales of shares
Individual Investor Class	17,234,664	15,485,499	23,845,758	24,845,947	9,036,586	7,370,303
Institutional Class	9,851,068	14,275,777	52,678,148	40,006,381	14,259,217	15,568,507
Reinvestment of dividends and distributions
Individual Investor Class	12,668,007	17,399,676	16,433,642	3,832,674	1,658,898	573,407
Institutional Class	5,874,283	8,533,611	13,641,658	3,623,012	4,165,509	1,798,549
Payments for shares redeemed
Individual Investor Class[1]	(41,301,815)	(43,476,004)	(50,068,579)	(58,327,551)	(9,611,362)	(20,952,274)
Institutional Class[2]	(30,267,885)	(28,848,986)	(61,909,582)	(46,889,214)	(29,092,185)	(36,658,848)

Net decrease in net assets resulting from capital share transactions	(25,941,678)	(16,630,427)	(5,378,955)	(32,908,751)	(9,583,337)	(32,300,356)

Total increase (decrease) in net assets	(4,915,255)	(26,090,215)	83,830,667	50,527,830	8,600,840	(26,675,838)
NET ASSETS:
Beginning of period.	378,883,774	404,973,989	715,322,232	664,794,402	164,969,051	191,644,889

End of period.	$373,968,519	$378,883,774	$799,152,899	$715,322,232	$173,569,891	$164,969,051

1	Net of redemption fee received of $5,515, $4,795, $10,566, $6,084, $7,066 and $6,820, respectively.
2	Net of redemption fee received of $151, $3,165, $3,798, $15,812, $716 and $11,091, respectively.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026		2025	2024	2023	2022
Net Asset Value, beginning of year.	$35.51		$36.32	$33.46	$32.93	$37.21

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.18	0.17	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	3.55		1.41	3.72	1.05	(2.78)

Total increase (decrease) from investment operations	3.83		1.59	3.89	1.16	(2.79)

Less dividends:
Dividends from net investment income	(0.27)		(0.18)	(0.18)	(0.09)	—
Distributions from net realized gains	(1.56)		(2.22)	(0.85)	(0.54)	(1.49)

Total decrease from dividends	(1.83)		(2.40)	(1.03)	(0.63)	(1.49)

Net Asset Value, end of year	$37.51		$35.51	$36.32	$33.46	$32.93

Total return	11.08%		4.64%	11.89%	3.67%	(7.97)%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$267,287		$264,050	$280,643	$279,640	$296,605
Ratio of expenses to average net assets	1.32	%(a)	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets	0.76%		0.50%	0.52%	0.35%	(0.03)%
Portfolio turnover(b)	62%		23%	13%	21%	9%

(a)

Effective December 1, 2025, the Adviser has contractually agreed to lower the total annual operating expenses up to 1.28%. Prior to December 1, 2025, the Adviser had contractually agreed to annual operating expenses up to 1.48%. See Note 2 for detailed expense tiers.

(b)	Calculated at Fund level.

GREEN CENTURY BALANCED FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026		2025	2024	2023	2022
Net Asset Value, beginning of period	$35.64		$36.44	$33.56	$33.06	$37.27

Income (loss) from investment operations:
Net investment income	0.42		0.29	0.29	0.20	0.08
Net realized and unrealized gain (loss) on investments	3.53		1.41	3.72	1.07	(2.78)

Total increase (decrease) from investment operations	3.95		1.70	4.01	1.27	(2.70)

Less dividends:
Dividends from net investment income	(0.37)		(0.28)	(0.28)	(0.23)	(0.02)
Distributions from net realized gains	(1.56)		(2.22)	(0.85)	(0.54)	(1.49)

Total decrease from dividends	(1.93)		(2.50)	(1.13)	(0.77)	(1.51)

Net Asset Value, end of period	$37.66		$35.64	$36.44	$33.56	$33.06

Total return	11.39%		4.94%	12.21%	4.01%	(7.72)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$106,681		$114,833	$124,331	$114,950	$101,317
Ratio of expenses to average net assets	1.02	%(a)	1.16%	1.16%	1.16%	1.16%
Ratio of net investment income to average net assets	1.06%		0.80%	0.82%	0.65%	0.27%
Portfolio turnover(b)	62%		23%	13%	21%	9%

(a)

Effective December 1, 2025, the Adviser has contractually agreed to lower the total annual operating expenses up to 0.98%. Prior to December 1, 2025, the Adviser had contractually agreed to annual operating expenses up to 1.18%. See Note 2 for detailed expense tiers.

(b)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026	2025	2024		2023	2022
Net Asset Value, beginning of year.	$98.00	$86.57	$72.03		$64.46	$71.35

Income from investment operations:
Net investment income (loss)	(0.06)	0.10	0.14		0.23	0.09
Net realized and unrealized gain (loss) on investments	16.64	12.26	14.53		7.68	(6.11)

Total increase (decrease) from investment operations	16.58	12.36	14.67		7.91	(6.02)

Less dividends:
Dividends from net investment income	—	(0.07)	(0.13)		(0.18)	(0.02)
Distributions from net realized gains	(4.42)	(0.86)	—		(0.16)	(0.85)

Total decrease from dividends	(4.42)	(0.93)	(0.13)		(0.34)	(0.87)

Net Asset Value, end of year	$110.16	$98.00	$86.57		$72.03	$64.46

Total return	17.27%	14.36%	20.37%		12.37%	(8.64)%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$425,811	$387,982	$371,751		$314,349	$301,668
Ratio of expenses to average net assets	1.20%	1.20%	1.23	%(a)	1.25%	1.25%
Ratio of net investment income to average net assets	(0.06)%	0.09%	0.17%		0.35%	0.11%
Portfolio turnover(b)	5%	8%	5%		4%	5%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 1.20%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 1.25%.

(b)	Calculated at Fund level.

GREEN CENTURY EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026	2025	2024		2023	2022
Net Asset Value, beginning of period	$97.44	$86.07	$71.59		$64.13	$71.12

Income from investment operations:
Net investment income	0.26	0.35	0.36		0.42	0.31
Net realized and unrealized gain (loss) on investments	16.56	12.23	14.46		7.65	(6.13)

Total increase (decrease) from investment operations	16.82	12.58	14.82		8.07	(5.82)

Less dividends:
Dividends from net investment income	(0.11)	(0.35)	(0.34)		(0.45)	(0.32)
Distributions from net realized gains	(4.42)	(0.86)	—		(0.16)	(0.85)

Total decrease from dividends	(4.53)	(1.21)	(0.34)		(0.61)	(1.17)

Net Asset Value, end of period	$109.73	$97.44	$86.07		$71.59	$64.13

Total return	17.62%	14.71%	20.72%		12.72%	(8.38)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$373,342	$327,340	$293,044		$243,539	$213,705
Ratio of expenses to average net assets	0.90%	0.90%	0.93	%(a)	0.95%	0.95%
Ratio of net investment income to average net assets	0.24%	0.39%	0.47%		0.65%	0.41%
Portfolio turnover(b)	5%	8%	5%		4%	5%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 0.90%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 0.95%.

(b)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of period	$14.90	$14.36	$13.07	$11.82	$14.94

Income (loss) from investment operations:
Net investment income	0.16	0.16	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investments	2.06	0.55	1.30	1.23	(2.87)

Total increase (decrease) from investment operations	2.22	0.71	1.45	1.39	(2.68)

Less dividends:
Dividends from net investment income	(0.32)	(0.17)	(0.16)	(0.14)	(0.18)
Distributions from net realized gains	(0.21)	—	—	—	(0.26)

Total decrease from dividends	(0.53)	(0.17)	(0.16)	(0.14)	(0.44)

Net Asset Value, end of period	$16.59	$14.90	$14.36	$13.07	$11.82

Total return	15.12%	4.96%	11.11%	11.83%	(18.36)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$54,016	$47,506	$58,855	$52,275	$47,435
Ratio of expenses to average net assets	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	1.01%	0.99%	1.15%	1.34%	1.55%
Portfolio turnover(a)	30%	20%	29%	42%	29%

(a)	Calculated at Fund level.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of period	$14.83	$14.30	$13.01	$11.78	$14.90

Income (loss) from investment operations:
Net investment income	0.20	0.19	0.18	0.19	0.24
Net realized and unrealized gain (loss) on investments	2.06	0.56	1.30	1.23	(2.86)

Total increase (decrease) from investment operations	2.26	0.75	1.48	1.42	(2.62)

Less dividends:
Dividends from net investment income	(0.35)	(0.22)	(0.19)	(0.19)	(0.24)
Distributions from net realized gains	(0.21)	—	—	—	(0.26)

Total decrease from dividends	(0.56)	(0.22)	(0.19)	(0.19)	(0.50)

Net Asset Value, end of period	$16.53	$14.83	$14.30	$13.01	$11.78

Total return	15.47%	5.24%	11.46%	12.15%	(18.05)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$119,554	$117,463	$132,790	$135,514	$115,620
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	1.31%	1.29%	1.45%	1.64%	1.85%
Portfolio turnover(a)	30%	20%	29%	42%	29%

(a)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 — Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “MSCI International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund Individual Investor Share Class commenced operations on March 18, 1992, the Balanced Fund Institutional Share Class commenced operations on November 30, 2020, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the MSCI International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by an independent pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices, exchange or over-the-counter prices. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate fair value. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated Green Century Capital Management, Inc. (“GCCM” or “Green Century”) as a valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. As Valuation Designee, GCCM is responsible for the supervision and implementation of the valuation process with respect to the Funds, subject

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

to the Board’s oversight. GCCM will, among other things, (1) assess and manage material risks associated with fair value determinations; (2) select, apply and test fair value methodologies; and (3) oversee and evaluate pricing services used.

For non-U.S. securities traded in foreign markets, the MSCI International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

In accordance with U.S. GAAP, fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of July 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

ASSETS
INVESTMENTS
COMMON STOCKS	$243,308,767	$ —	$ —	$243,308,767
BONDS & NOTES	—	124,865,917	—	124,865,917
SHORT-TERM OBLIGATIONS	4,796,730	—	—	4,796,730

TOTAL INVESTMENTS	248,105,497	124,865,917	—	372,971,414

OTHER FINANCIAL INSTRUMENTS*
FUTURE CONTRACTS	35,625	—	—	35,625

TOTAL ASSETS	$248,141,122	$124,865,917	$ —	$373,007,039

LIABILITIES
OTHER FINANCIAL INSTRUMENTS*
FUTURE CONTRACTS	$ 9,154	$ —	$ —	$ 9,154

TOTAL LIABILITIES	$ 9,154	$ —	$ —	$ 9,154

The following is a summary of the inputs used to value the Equity Fund’s net assets as of July 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS
COMMON STOCKS	$799,090,514	$ —	$ —	$799,090,514
SHORT-TERM OBLIGATIONS	44,640	—	—	44,640

TOTAL INVESTMENTS	$799,135,154	$ —	$ —	$799,135,154

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The following is a summary of the inputs used to value the MSCI International Index Fund’s net assets as of July 31, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS
INVESTMENTS
COMMON STOCK
JAPAN	$ 562,192	$ 43,372,584	$ —	$ 43,934,776
SWITZERLAND	—	26,609,320	—	26,609,320
CANADA	19,049,331	—	—	19,049,331
FRANCE	—	17,539,136	—	17,539,136
UNITED KINGDOM	—	15,813,840	—	15,813,840
NETHERLANDS	—	15,600,198	—	15,600,198
AUSTRALIA	—	5,743,722	—	5,743,722
GERMANY	—	4,971,151	—	4,971,151
SWEDEN	—	4,573,603	—	4,573,603
HONG KONG	—	4,183,291	—	4,183,291
SPAIN	—	2,823,447	—	2,823,446
FINLAND	—	2,051,353	—	2,051,353
IRELAND	—	1,829,980	—	1,829,980
NORWAY	266,555	1,511,636	—	1,778,191
DENMARK	694,393	1,077,546	—	1,771,939
ITALY	—	1,642,276	—	1,642,276
BELGIUM	—	994,484	—	994,484
LUXEMBOURG	—	410,551	—	410,551
SINGAPORE	—	400,478	—	400,478
NEW ZEALAND	—	133,976	—	133,977

TOTAL COMMON STOCK	20,572,471	151,282,572	—	171,855,043
SHORT-TERM INVESTMENTS	237,840	—	—	237,840

TOTAL INVESTMENTS	20,810,311	151,282,572	—	172,092,883

OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	—	13,380	—	13,380

TOTAL ASSETS	$20,810,311	$151,295,952	$ —	$172,106,263

LIABILITIES
OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	$ —	$ 17,953	$ —	$ 17,953

TOTAL LIABILITES	$ —	$ 17,953	$ —	$ 17,953

* Other financial instruments are derivative instruments such as future or forward contracts. Future contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 3 during the reporting period.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.
(C)

Currency Translations and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The MSCI International Index Fund held open foreign currency spot contracts outstanding as of July 31, 2026 that are not considered investments. The MSCI International Index Fund held forward foreign currency exchange contracts (“Forward Contracts”) as of July 31, 2026 displayed in the Portfolio of Investments.

(D)

Cash and Foreign Cash: Cash, including cash denominated in foreign currencies, represents cash on hand held at major financial institutions and is subject to credit risk to the extent the balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

(E)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. GAAP. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(F)

Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Accordingly, no provisions for Federal income or excise tax are necessary.

U.S. GAAP requires that all entities, including pass-through entities such as the Funds, establish a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of July 31, 2026. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits through July 31, 2026. At July 31, 2026, the tax years 2023 through 2026 remain open to examination by the Internal Revenue Service.

(G)

Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

held 60 days or less from their purchase date. For the year ended July 31, 2026, the Balanced Fund, Equity Fund and MSCI International Index Fund received $5,666, $14,364, and $7,782 respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.
(H)

Indemnification: The Funds’ organizational documents provide that trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. As of July 31, 2026, no liability has been accrued.

(I)

Offsetting of Assets and Liabilities: As of July 31, 2026, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, if applicable. As of July 31, 2026, no derivative instruments with master netting arrangements were held by the Funds.

NOTE 2 — Transactions With Affiliates

(A)

Investment Adviser: GCCM is the adviser (“the Adviser”) for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. Green Century’s investment advisory fee paid by the Balanced Fund shall be equal on an annual basis to 0.45% of the value of the average daily net assets of the Fund up to but not including $150 million, 0.42% of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.38% of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion, and 0.36% of the average daily net assets of the Fund equal to or in excess of $1 billion, accrued daily and paid monthly. Prior to December 1, 2025, Green Century’s investment advisory fee paid by the Balanced Fund was 0.65% of the average daily net assets of the Fund up to $250 million and 0.60% of the value of the average daily net assets of the Fund in excess of $250 million. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund’s average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion. The MSCI International Index Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.28% of the MSCI International Index Fund’s average daily net assets.

(B)

Subadvisers: Northern Trust Investments, Inc. (“Northern Trust”) is the subadviser for the Funds. Northern Trust’s investment subadvisory fee with respect to the Balanced Fund shall be equal on an annual basis to the greater of $100,000 or 0.15% of the value of the average daily net assets of the Fund up to but not including $150 million, 0.12% of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.08% of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 0.06% of the average daily assets of the Fund equal to or in excess of $1 billion. Prior to December 1, 2025, Trillium Asset Management, LLC (“Trillium”) was the subadviser for the Balanced Fund. Trillium’s investment subadvisory fee with respect to the Fund was on an annual basis equal to 0.40% of the value of the average daily net assets of the Fund up to $30 million, 0.35% of the value of the average daily net assets of the Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Fund in excess of $250 million. For the year ended July 31, 2026, Green Century accrued fees of $432,212 to Trillium. For the Equity Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

$50 million up to but not including $100 million and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the MSCI International Index Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $100,000 or 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the year ended July 31, 2026, Green Century accrued fees of $310,134, $271,929 and $201,445 to Northern Trust for the Balanced Fund, Equity Fund and the MSCI International Index Fund, respectively.
(C)

Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets up to but not including $150 million, 1.25% of the value of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 1.21% of the value of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 1.19% of the Fund’s Individual Investor Class average daily net assets including and in excess of $1 billion, and 0.98% of the Fund’s Institutional Class average daily net assets up to but not including $150 million, 0.95% of the value of the average daily net assets of the Fund from and including $150 million up to but not including $300 million, 0.91% of the value of the average daily net assets of the Fund from and including $300 million up to but not including $1 billion and 0.89% of the Fund’s Institutional Class average daily net assets up to and in excess of $1 billion. Prior to December 1, 2025, the Balanced Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.48% of the Fund’s Individual Investor Class average daily net assets up to and including $250 million and 1.43% of the Fund’s Individual Investor Class average daily net assets in excess of $250 million, and 1.18% of the Fund’s Institutional Class average daily net assets up to and including $250 million and 1.13% of the Fund’s Institutional Class average daily net assets in excess of $250 million. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.20% of the Fund’s Individual Investor Class average daily net assets, and 0.90% of the Fund’s Institutional Class average daily net assets. Prior to March 1, 2024, the Equity Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.25% of the Fund’s Individual Investor Class average daily net assets, and 0.95% of the Fund’s Institutional Class average daily net assets. The MSCI International Index Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets, and 0.98% of the Fund’s Institutional Class average daily net assets.

(D)

Subadministrator: Pursuant to a Subadministrative and Fund Accounting Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator and Fund Accountant, is responsible for conducting fund accounting and certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the year ended July 31, 2026, Green Century accrued fees of $254,606, $442,763, and $144,370 to UMBFS related to services performed on behalf of the Balanced Fund, the Equity Fund, and the MSCI International Index Fund, respectively.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

(E)

Index Agreements: The Equity Fund invests in the securities of the companies included in the MSCI KLD 400 Social ex Fossil Fuels Index (the “KLD Index”). The Index is owned and maintained by MSCI ESG Research (“MSCI”). For the use of the KLD Index for the Equity Fund, MSCI is paid by the Adviser an annual license fee of $34,235, plus the greater of $26,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. The MSCI International Index Fund invests in the securities included in the MSCI World ex USA SRI ex Fossil Fuels Index (the “World Index”). The Index is owned and maintained by MSCI. For the use of the World Index for the MSCI International Index Fund, MSCI is paid by the Adviser an annual license fee of $34,935, plus the greater of $25,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. For the year ended July 31, 2026, Green Century accrued fees of $288,167 and $111,298 to MSCI for the Equity Fund and MSCI International Index Fund, respectively.

NOTE 3 — Investment Transactions

For the year ended July 31, 2026, the Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $230,865,743 and $275,513,554 respectively. The Equity Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $36,875,127 and $72,930,931, respectively. The MSCI International Index Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $49,859,704 and $62,773,832, respectively.

NOTE 4 — Federal Income Tax Information

The tax basis of the components of distributable net earnings (deficit) at July 31, 2026 were as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Undistributed Ordinary Income	$258,846	$1,136,692	$854,069
Undistributed Long-Term Capital Gains	11,966,902	15,551,229	8,388,617

Tax accumulated earnings	12,225,748	16,687,921	9,242,686

Accumulated Capital and Other Losses	—	—	—
Unrealized Appreciation (Depreciation)	141,849,311	560,440,165	47,079,454
Foreign currency translations	—	—	55,947

Distributable net earnings (deficit)	$154,075,059	$577,128,086	$56,378,087

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The tax character of distributions paid during the fiscal year ended July 31, 2026 and the year ended July 31, 2025 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Ordinary income	$3,030,573	$5,170,119	$367,285	$1,540,832
Long-term capital gains	16,073,638	21,477,576	31,865,059	6,472,368

	MSCI INTERNATIONAL INDEX FUND
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Ordinary income	$3,619,165	$2,384,133
Long-term capital gains	2,242,724	—

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.

NOTE 5 — Capital Share Transactions

Capital Share transactions for the Balanced Fund, the Equity Fund and the MSCI International Index Fund were as follows:

	BALANCED FUND INDIVIDUAL INVESTOR CLASS	BALANCED FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	473,260	437,926
Reinvestment of dividends	354,206	507,012
Shares redeemed	(1,137,178)	(1,235,201)

	(309,712)	(290,263)

	BALANCED FUND INSTITUTIONAL CLASS	BALANCED FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	269,632	396,324
Reinvestment of dividends	163,508	247,674
Shares redeemed	(822,580)	(833,994)

	(389,440)	(189,996)

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

	EQUITY FUND INDIVIDUAL INVESTOR CLASS	EQUITY FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	231,086	276,387
Reinvestment of dividends	160,893	41,978
Shares redeemed	(485,339)	(653,989)

	(93,360)	(335,624)

	EQUITY FUND INSTITUTIONAL CLASS	EQUITY FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	511,602	444,714
Reinvestment of dividends	133,963	39,722
Shares redeemed	(602,338)	(530,007)

	43,227	(45,571)

	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	570,740	509,228
Reinvestment of dividends	106,203	39,172
Shares redeemed	(610,337)	(1,457,506)

	66,606	(909,106)

	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2026	YEAR ENDED JULY 31, 2025
Shares sold	908,889	1,058,859
Reinvestment of dividends	267,688	123,073
Shares redeemed	(1,865,775)	(2,547,427)

	(689,198)	(1,365,495)

Note 6 — Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The MSCI International Index Fund invested in forward foreign currency exchange contracts during the year ended July 31, 2026. The Balanced Fund invested in futures contracts during the year ended July 31, 2026.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The effects of these derivative instruments on the Funds’ financial positions and financial performances as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of July 31, 2026, by risk category are as follows:

Fund	Derivatives not designated as hedging instruments	Location on Statement of Asset and Liabilities	Value
Balanced Fund	Futures contracts	Variation margin on futures contracts*	$6,250
MSCI International Index Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	13,380
MSCI International Index Fund	Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	17,953

* Cumulative appreciation/depreciation on futures contracts is presented in the Schedule of Investments.

The effects of derivative instruments on the Statements of Operations for the year ended July 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Contract	Value
Balanced Fund	Futures contracts	Interest rate	$(10,569)
MSCI International Index Fund	Forward foreign currency exchange contracts	Forward	(34,510)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Contract	Value
Balanced Fund	Futures contracts	Interest rate	$26,471
MSCI International Index Fund	Forward foreign currency exchange contracts	Forward	15,207

The average quarterly volume of derivative instruments held by the Funds during the year ended July 31, 2026 are as follows:

Fund	Derivatives not designated as hedging instruments	Contract	Notional Value
Balanced Fund	Futures purchase contracts	Interest rate	$4,112,188
Balanced Fund	Futures short contracts	Interest rate	(2,160,000)
MSCI International Index Fund	Forward foreign currency exchange purchase contracts	Forward	1,253,486
MSCI International Index Fund	Forward foreign currency exchange sale contracts	Forward	(711,912)

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	concluded

NOTE 7 — Segment Reporting

Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Officers of the Adviser act as the Funds’ CODM. The Funds’ operations are managed to a single investment objective, as detailed in its prospectus, through the execution of the Funds’ investment strategies. The Funds’ portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Funds’ Financial Statements. The accompanying Financial Statements detail the Funds’ segment assets, liabilities, income, and expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

NOTE 8 — Market Risks and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine, the recent war with Iran and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, volatility of energy prices, governmental actions or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The United States has enacted or proposed to enact significant new tariffs (which the Supreme Court recently ruled were unconstitutional) and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties, military conflicts, sanctions and potential tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

NOTE 9 — Subsequent Events

Subsequent to July 31, 2026 and through the date on which the financial statements were available for issuance, management has evaluated subsequent events requiring disclosure.

There were no other events requiring accrual or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

To the Shareholders and Board of Trustees

Green Century Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Green Century Balanced Fund, Green Century Equity Fund, and Green Century MSCI International Index Fund (the Funds), three of the funds comprising Green Century Funds, including the portfolios of investments, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Green Century Funds investment companies since 1995.

Boston, Massachusetts

September 21, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

TAX INFORMATION

For the year ended July 31, 2026, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 73.06%, 100% and 0.28% of dividends paid from net investment income qualified for the 70% dividends received deduction available to corporate shareholders.

For the year ended July 31, 2026, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 80.96%, 100% and 100% of dividends paid from net investment income, designated as qualified dividend income.

Annual Report

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

info@greencentury.com

INVESTMENT SUBADVISER

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

SUBADMINISTRATOR

UMB Fund Services, Inc. (Subadministrator)

235 West Galena Street

Milwaukee, WI 53212

DISTRIBUTOR

Distributor Services, LLC (an affiliate of ACA Group)

140 E. 45th Street, 29th Floor

(2 Grand Central Tower)

New York, NY 10017

CUSTODIAN

UMB Bank, n.a.

928 Grand Blvd

Kansas City, MO 64106

TRANSFER AGENT

Atlantic Shareholder Services, LLC

Three Canal Plaza

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

July 31, 2026

Balanced

Fund

Equity

Fund

International

Index Fund

An investment for your future. Printed on recycled paper with soy-based ink.

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the company during the period covered by the report is as follows:

(1) All directors and all members of any advisory board for regular compensation: $30,000 which is paid by the investment adviser.

(2) Each director and each member of an advisory board for special compensation: Not Applicable

(3) All officers: Not Applicable

(4) Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a) (1) Code of Ethics: Incorporated by reference to the Registrant’s Form N-CSR filed on October 7, 2013.

(2) Not applicable.

(3) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 7, 2026

/s/ Matthew Dunlap
Matthew Dunlap
Treasurer and Principal Financial Officer
October 7, 2026